UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22001

TDX Independence Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

David M. Kelley TDX Independence Funds, Inc. 420 Lexington Avenue Suite 2550 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 667-7400

Date of fiscal year end:	May 31, 2009

Date of reporting period:	November 30, 2008

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

TDX Independence Funds, Inc.

November 30, 2008

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

TDX Independence Funds, Inc.

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

We are pleased to present this Semi-Annual Report for TDX Independence Funds, Inc., which covers the period from June 1, 2008 through November 30, 2008.

During the past six months since the first Annual Report, the TDX Independence Exchange-Traded Funds have performed as expected in spite of unprecedented market conditions.

As outlined below, the greater the time to target date for a particular fund, the greater its proportion of equity holdings. Therefore, during the six months covered in this report, the TDX Independence 2040 ETF, which has the greatest percentage allocation to equities, suffered the greatest decline, 36.5%. Conversely, the TDX Independence In-Target ETF, which represents the fund family's most conservative allocation, declined by only 4.1%.

As of November 30, 2008, assets under management for the five TDX Independence Exchange-Traded Funds totaled $124 million, representing a 27% decrease from the $170 million reported on May 31, 2008. The decrease in assets is primarily due to market declines.

Each TDX Independence ETF tracks an index (designed by Zacks Investment Research) of approximately 500 securities comprised of equities (domestic and international) and fixed income securities. As each TDX Independence ETF approaches its target date, portfolio weightings automatically shift from a higher proportion of equities to a greater proportion of fixed income securities. At target date, each index will be allocated very conservatively (i.e., almost entirely in fixed income securities). Over the five years after the target date is reached, allocations shift from conservative to more moderately-conservative allocations and thereafter remain static.

The TDX Independence Funds (ETFs) are the only ETFs to hold both stocks and bonds in the same portfolio, and are well positioned to take advantage of the growing interest in target-date funds. Mixing debt and equity securities in a single ETF is a ground breaking innovation, which provides convenience and clarity for investors seeking a sophisticated product in one simple trade. In recognition of this unique design, the TDX Independence ETFs received two awards for innovation during 2008: the Most Innovative ETF Product for the Americas Award from industry group, exchangetradedfunds.com, and the Frost & Sullivan 2008 Product Differentiation Innovation Award.

In the months ahead, we hope to further increase awareness among investors and to have our TDX Independence ETFs recognized as useful tools that can help investors to plan for and reach important life events. We take great pride in these products and we thank you for your continued support.

Very truly yours,

Jeffrey L. Feldman	David M. Kelley

Chairman	President &

Chief Executive Officer

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2010 Exchange-Traded Fund (TDD)

The TDX Independence 2010 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index.

The Zacks 2010 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Month	-11.95%	-13.22%	-13.04%	-15.89%
1 Year	-12.96%	-14.10%	-13.84%	-15.12%
Since Inception[1]	-12.82%	-14.05%	-13.80%	-13.57%

1 Total returns are calculated based on the commencement of trading, 10/1/07 ("Inception"). The Fund has limited performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.55%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.65% until at least 9/30/09.

Top Ten Holdings2 as of 11/30/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	2,302	$184,504	1.0%
Wal-Mart Stores, Inc.	1,552	86,726	0.5%
Microsoft Corp.	3,879	78,434	0.4%
Procter & Gamble (The) Co.	1,194	76,834	0.4%
Chevron Corp.	962	76,008	0.4%
AT&T, Inc.	2,555	72,970	0.4%
General Electric Co.	3,841	65,949	0.4%
Johnson & Johnson	1,074	62,916	0.4%
Coca-Cola (The) Co.	993	46,542	0.3%
Cisco Systems, Inc.	2,719	44,972	0.3%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 6.00%, 8/15/09	$1,653,000	$1,713,052	9.7%
U.S. Treasury Note, 4.75%, 5/15/14	1,471,400	1,686,938	9.6%
U.S. Treasury Note, 3.50%, 2/15/10	1,433,700	1,483,432	8.4%
Fed. Natl. Mort. Assoc., 7.25%, 1/15/10	1,036,000	1,096,715	6.2%
Fed. Natl. Mort. Assoc., 5.00%, 4/15/15	707,000	764,959	4.4%
Fed. Home Loan Mort. Corp., 4.50%, 1/15/13	723,000	761,759	4.3%
Fed. Home Loan Mort. Corp., 3.25%, 2/25/11	717,000	727,818	4.1%
Fed. Natl. Mort. Assoc., 5.00%, 5/11/17	637,000	676,647	3.8%
U.S. Treasury Note, 7.50%, 11/15/16	180,000	234,956	1.3%
Citigroup, Inc., 6.00%, 2/21/12	245,000	233,119	1.3%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Asset Class Breakdown*

as of 11/30/08

Sector Breakdown* as of 11/30/08

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2020 Exchange-Traded Fund (TDH)

The TDX Independence 2020 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index.

The Zacks 2020 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six Month	-25.31%	-26.89%	-26.88%	-25.77%
1 Year	-28.10%	-29.54%	-29.66%	-26.05%
Since Inception[1]	-28.91%	-30.22%	-30.12%	-26.07%

1 Total returns are calculated based on the commencement of trading, 10/1/07 ("Inception"). The Fund has limited performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.32%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.65% until at least 9/30/09.

Top Ten Holdings2 as of 11/30/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	10,622	$851,353	2.6%
Wal-Mart Stores, Inc.	7,154	399,766	1.2%
Microsoft Corp.	17,900	361,939	1.1%
Procter & Gamble (The) Co.	5,511	354,633	1.1%
Chevron Corp.	4,441	350,883	1.1%
AT&T, Inc.	11,808	337,236	1.0%
General Electric Co.	17,735	304,509	0.9%
Johnson & Johnson	4,963	290,733	0.9%
Coca-Cola (The) Co.	4,579	214,618	0.7%
Cisco Systems, Inc.	12,559	207,727	0.6%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 5.00%, 5/15/37	$1,280,000	$1,613,400	5.0%
Fed. Home Loan Mort. Corp., 6.25%, 7/15/32	686,000	828,351	2.5%
U.S. Treasury Note, 8.125%, 8/15/19	500,900	702,199	2.2%
U.S. Treasury Note, 4.50%, 5/15/10	550,000	579,477	1.8%
U.S. Treasury Note, 6.25%, 5/15/30	395,000	539,978	1.7%
U.S. Treasury Note, 7.625%, 2/15/25	334,700	503,750	1.5%
European Investment Bank, 4.625%, 5/15/14	352,000	372,257	1.1%
Goldman Sachs Group, LP, 5.00%, 10/01/14	409,000	334,893	1.0%
Bank of America Corp., 4.875%, 1/15/13	338,000	324,060	1.0%
Wachovia Corp., 5.25%, 8/01/14	364,000	301,192	0.9%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Asset Class Breakdown*

as of 11/30/08

Sector Breakdown* as of 11/30/08

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2030 Exchange-Traded Fund (TDN)

The TDX Independence 2030 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index.

The Zacks 2030 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Month	-33.47%	-34.30%	-34.32%	-34.41%
1 Year	-37.10%	-37.85%	-37.74%	-35.31%
Since Inception[1]	-38.52%	-39.20%	-38.76%	-36.25%

1 Total returns are calculated based on the commencement of trading, 10/1/07 ("Inception"). The Fund has limited performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.38%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.65% until at least 9/30/09.

Top Ten Holdings2 as of 11/30/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	12,291	$985,125	3.9%
Wal-Mart Stores, Inc.	8,278	462,574	1.8%
Microsoft Corp.	20,966	423,933	1.7%
Procter & Gamble (The) Co.	6,376	410,295	1.6%
Chevron Corp.	5,138	405,953	1.6%
AT&T, Inc.	13,662	390,186	1.6%
General Electric Co.	20,521	352,347	1.4%
Johnson & Johnson	5,742	336,367	1.3%
Coca-Cola (The) Co.	5,299	248,364	1.0%
Cisco Systems, Inc.	14,531	240,343	1.0%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 4.50%, 5/15/10	$505,000	$532,065	2.1%
U.S. Treasury Note, 4.75%, 5/15/14	290,900	333,512	1.3%
Procter & Gamble (The) Co., 5.55%, 3/05/37	282,000	277,039	1.1%
Eli Lilly & Co., 5.55%, 3/15/37	293,000	267,064	1.1%
U.S. Treasury Note, 4.375%, 2/15/38	230,000	266,531	1.1%
HSBC Holdings PLC, 6.50%, 9/15/37	300,000	252,063	1.0%
U.S. Treasury Note, 8.125%, 8/15/19	122,500	171,730	0.7%
U.S. Treasury Note, 7.50%, 11/15/16	100,000	130,531	0.5%
Goldman Sachs Group (The), Inc., 6.75%, 10/01/37	200,000	128,515	0.5%
AstraZeneca PLC, 6.45%, 9/15/37	130,000	124,615	0.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Asset Class Breakdown*

as of 11/30/08

Sector Breakdown* as of 11/30/08

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2040 Exchange-Traded Fund (TDV)

The TDX Independence 2040 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index.

The Zacks 2040 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a "glidepath" designed to prudently maximize capital appreciation at its target date. "Glidepath" refers to the Underlying Index's asset allocation strategy over time. Gradually, the Underlying Index's allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Month	-36.48%	-37.89%	-37.27%	-38.74%
1 Year	-40.09%	-41.39%	-41.82%	-39.88%
Since Inception[1]	-41.65%	-42.82%	-43.02%	-41.17%

1 Total returns are calculated based on the commencement of trading, 10/1/07 ("Inception"). The Fund has limited performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.36%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.65% until at least 9/30/09.

Top Ten Holdings2 as of 11/30/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	13,687	$1,097,013	4.6%
Wal-Mart Stores, Inc.	9,218	515,103	2.2%
Microsoft Corp.	23,065	466,374	2.0%
Procter & Gamble (The) Co.	7,100	456,885	1.9%
Chevron Corp.	5,722	452,095	1.9%
AT&T, Inc.	15,214	434,512	1.8%
General Electric Co.	22,852	392,370	1.6%
Johnson & Johnson	6,395	374,620	1.6%
Coca-Cola (The) Co.	5,900	276,533	1.2%
Cisco Systems, Inc.	16,182	267,650	1.1%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 4.375%, 2/15/38	$90,000	$104,294	0.4%
U.S. Treasury Note, 4.50%, 5/15/10	55,000	57,948	0.2%
Wal-Mart Stores, Inc., 6.50%, 8/15/37	48,000	46,926	0.2%
Bristol-Myers Squibb Co., 5.875%, 11/15/36	46,000	41,632	0.2%
HSBC Holdings PLC, 6.50%, 9/15/37	48,000	40,330	0.2%
Procter & Gamble (The) Co., 5.55%, 3/05/37	41,000	40,279	0.2%
Goldman Sachs Group (The), Inc., 6.75%, 10/01/37	61,000	39,197	0.2%
U.S. Treasury Note, 4.875%, 4/30/11	35,000	38,227	0.2%
Eli Lilly & Co., 5.55%, 3/15/37	41,000	37,371	0.2%
American Express Co., 6.80%, 9/01/66	64,000	35,324	0.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Asset Class Breakdown*

as of 11/30/08

Sector Breakdown* as of 11/30/08

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence In-Target Exchange-Traded Fund (TDX)

The TDX Independence In-Target Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index.

The Zacks In-Target Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Zacks In-Target Lifecycle Index is designed for persons who are at or near their target date and therefore has a conservative allocation (emphasis on greater fixed income exposure). Allocations will now begin to shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at inception.

Performance as of 11/30/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Month	-4.08%	-5.56%	-6.08%	-8.11%
1 Year	-3.10%	-4.25%	-5.35%	-5.79%
Since Inception[1]	-2.05%	-4.25%	-4.08%	-5.79%

1 Total returns are calculated based on the commencement of trading, 10/1/07 ("Inception"). The Fund has limited performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.61%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.65% until at least 9/30/09.

Top Ten Holdings2 as of 11/30/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	1,450	$116,218	0.5%
Wal-Mart Stores, Inc.	1,010	56,438	0.2%
Microsoft Corp.	2,625	53,078	0.2%
Chevron Corp.	625	49,381	0.2%
Procter & Gamble (The) Co.	766	49,292	0.2%
AT&T, Inc.	1,684	48,094	0.2%
General Electric Co.	2,536	43,542	0.2%
Johnson & Johnson	679	39,776	0.2%
Cisco Systems, Inc.	1,804	29,838	0.1%
Coca-Cola (The) Co.	625	29,294	0.1%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 4.00%, 9/30/09	$2,900,000	$2,974,768	12.2%
U.S. Treasury Note, 3.375%, 12/15/08	2,600,000	2,603,658	10.7%
U.S. Treasury Note, 4.875%, 8/15/09	2,277,700	2,342,651	9.6%
U.S. Treasury Note, 3.875%, 7/15/10	2,166,400	2,275,736	9.3%
U.S. Treasury Note, 3.50%, 2/15/10	1,452,400	1,502,781	6.2%
U.S. Treasury Note, 4.50%, 5/15/10	1,361,400	1,434,363	5.9%
U.S. Treasury Note, 4.875%, 4/30/11	1,079,800	1,179,345	4.8%
Fed. Natl. Mort. Assoc., 7.25%, 1/15/10	899,000	951,686	3.9%
U.S. Treasury Note, 4.75%, 2/28/09	833,200	842,639	3.4%
U.S. Treasury Note, 4.50%, 2/15/09	747,800	754,752	3.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Asset Class Breakdown*

as of 11/30/08

Sector Breakdown* as of 11/30/08

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

FEES AND EXPENSES

As a shareholder of one or more of the various TDX Independence Exchange-Traded Funds (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended November 30, 2008.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2008 to November 30, 2008
TDX Independence 2010 Exchange Traded-Fund
Actual	$1,000.00	$880.47	0.65%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence 2020 Exchange Traded-Fund
Actual	$1,000.00	$746.90	0.65%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence 2030 Exchange Traded-Fund
Actual	$1,000.00	$665.25	0.65%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence 2040 Exchange Traded-Fund
Actual	$1,000.00	$635.16	0.65%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence In-Target Exchange Traded-Fund
Actual	$1,000.00	$959.15	0.65%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

(1) Amerivest Investment Management, LLC ("Amerivest"), a sub-advisor to the Funds, has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Net Annual Operating Expenses for shares of each Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2009. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by Amerivest.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2008 to November 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—21.2%
CONSUMER DISCRETIONARY—1.7%
Aeropostale, Inc.*	167	$2,525
American Axle & Manufacturing Holdings, Inc.	770	1,940
Blyth, Inc.	417	3,457
Buffalo Wild Wings, Inc.*	202	4,638
CBS Corp., Class B	1,619	10,783
Champion Enterprises, Inc.*	1,799	1,313
Comcast Corp., Class A	1,179	20,444
Compagnie Financiere Richemont SA, Class A (Switzerland)	116	2,013
Crown Media Holdings, Inc., Class A*	1,585	3,376
Daimler AG (Germany)	231	7,227
DeVry, Inc.	187	10,749
DIRECTV Group (The), Inc.*	463	10,191
Fossil, Inc.*	193	2,934
Fred's, Inc., Class A	464	5,336
Hennes & Mauritz AB, Class B (Sweden)	99	3,643
Home Depot (The), Inc.	763	17,633
HONDA MOTOR Co. Ltd. (Japan)	320	7,005
Hovnanian Enterprises, Inc., Class A*	777	1,702
J. Crew Group, Inc.*	173	1,754
Johnson Controls, Inc.	267	4,715
Las Vegas Sands Corp.*	207	1,070
LKQ Corp.*	329	3,428
LVMH Moet Hennessy Louis Vuitton SA (France)	53	2,998
Marvel Entertainment, Inc.*	209	6,155
McDonald's Corp.	441	25,908
National Presto Industries, Inc.	91	5,971
Netflix, Inc.*	157	3,608
Omnicom Group, Inc.	698	19,746
Panasonic Corp. (Japan)	203	2,438
Priceline.com, Inc.*	102	7,038
Sony Corp. (Japan)	241	4,663
Strayer Education, Inc.	37	8,866
Superior Industries International, Inc.	344	4,207
Target Corp.	341	11,512
Time Warner, Inc.	1,516	13,720
Toyota Motor Corp. (Japan)	642	20,222
Tupperware Brands Corp.	142	2,793
Vail Resorts, Inc.*	132	2,871
Vivendi (France)	248	7,002
Volkswagen AG (Germany)	30	10,671
Walt Disney (The) Co.	802	18,061
		306,326
CONSUMER STAPLES—2.6%
Archer-Daniels-Midland Co.	326	8,926
British American Tobacco PLC (United Kingdom)	382	9,953
Carrefour SA (France)	166	6,258
Central European Distribution Corp.*	95	2,246
Coca-Cola (The) Co.	993	46,542
CVS Caremark Corp.	600	17,358
Diageo PLC (United Kingdom)	556	7,738
Flowers Foods, Inc.	235	6,293
Groupe DANONE (France)	111	6,377

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
H.J. Heinz Co.	629	$24,430
Kraft Foods, Inc., Class A	620	16,870
Nash Finch Co.	168	7,536
Nestle SA (Switzerland)	861	31,147
Philip Morris International, Inc.	858	36,173
Procter & Gamble (The) Co.	1,194	76,834
Reynolds American, Inc.	565	23,210
Ruddick Corp.	142	3,885
Safeway, Inc.	991	21,604
Tesco PLC (United Kingdom)	1,686	7,640
Unilever NV (Netherlands)	369	8,583
Unilever PLC (United Kingdom)	291	6,667
Wal-Mart Stores, Inc.	1,552	86,726
		462,996
ENERGY—3.3%
Alpha Natural Resources, Inc.*	159	3,528
BG Group PLC (United Kingdom)	777	10,969
BP PLC (United Kingdom)	4,410	35,645
Chevron Corp.	962	76,008
ConocoPhillips	711	37,342
Crosstex Energy, Inc.	146	606
Dawson Geophysical Co.*	119	2,448
Delta Petroleum Corp.*	303	1,730
Encore Acquisition Co.*	148	3,913
ENI S.p.A (Italy)	629	14,151
Exterran Holdings, Inc.*	185	3,247
Exxon Mobil Corp.	2,302	184,504
Hercules Offshore, Inc.*	262	1,525
IHS, Inc., Class A*	170	6,169
Mariner Energy, Inc.*	247	2,715
Occidental Petroleum Corp.	381	20,627
Petrohawk Energy Corp.*	539	9,416
Pride International, Inc.*	401	6,500
Repsol YPF SA (Spain)	217	4,185
Royal Dutch Shell PLC, Class A (United Kingdom)	848	22,615
Royal Dutch Shell PLC, Class B (United Kingdom)	641	16,859
Schlumberger Ltd. (Netherlands Antilles)	531	26,943
Ship Finance International Ltd. (Bermuda)	210	2,497
Smith International, Inc.	394	11,521
Southwestern Energy Co.*	807	27,737
StatoilHydro ASA (Norway)	319	5,377
Total SA (France)	501	26,096
Union Drilling, Inc.*	324	2,184
Walter Industries, Inc.	135	2,462
Whiting Petroleum Corp.*	114	4,366
Woodside Petroleum Ltd. (Australia)	113	2,653
		576,538
FINANCIALS—3.5%
Aflac, Inc.	180	8,334
Alexander's, Inc. REIT *	16	3,405
Alexandria Real Estate Equities, Inc. REIT	84	3,720
Allianz SE (Germany)	99	8,192
American Equity Investment Life Holding Co.	707	4,398

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
FINANCIALS (Continued)
American Express Co.	468	$10,909
American International Group, Inc.	1,245	2,502
Apollo Investment Corp.	374	3,175
Aspen Insurance Holdings Ltd. (Bermuda)	263	4,847
Assicurazioni Generali S.p.A (Italy)	233	5,606
Assured Guaranty Ltd. (Bermuda)	246	2,765
AXA (France)	382	7,247
Banco Bilbao Vizcaya Argentaria SA (Spain)	912	9,420
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	354	4,485
Bank of America Corp.	1,740	28,275
Bank of New York Mellon (The), Corp.	542	16,374
Barclays PLC (United Kingdom)	1,689	4,390
BioMed Realty Trust, Inc. REIT	204	1,901
BNP Paribas (France)	189	10,390
Capital One Financial Corp.	690	23,743
Capital Southwest Corp.	47	3,838
Charles Schwab (The) Corp.	458	8,395
Citigroup, Inc.	2,082	17,260
Commonwealth Bank of Australia (Australia)	253	5,616
Corporate Office Properties Trust REIT	135	4,011
Credit Suisse Group (Switzerland)	260	7,633
Deutsche Bank AG (Germany)	128	4,544
Digital Realty Trust, Inc. REIT	167	4,569
eHealth, Inc.*	347	3,807
Equity One, Inc. REIT	230	3,807
Fifth Third Bancorp	959	9,168
First Cash Financial Services, Inc.*	296	4,564
Fortis (Belgium)	654	616
Franklin Resources, Inc.	111	6,743
Goldman Sachs Group (The), Inc.	161	12,717
Highwoods Properties, Inc. REIT	166	3,964
HSBC Holdings PLC (United Kingdom)	2,585	28,360
ING Groep NV (Netherlands)	460	3,852
Intesa Sanpaolo S.p.A (Italy)	1,880	5,630
JPMorgan Chase & Co.	1,265	40,049
Knight Capital Group, Inc., Class A*	345	5,710
LaBranche & Co., Inc.*	703	3,445
Lloyds TSB Group PLC (United Kingdom)	1,420	3,661
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,044	11,181
Mizuho Financial Group, Inc. (Japan)	2	5,208
National Australia Bank Ltd. (Australia)	371	4,832
National Bank of Greece SA ADR (Greece)	1,030	3,966
National Retail Properties, Inc. REIT	229	3,071
Nationwide Health Properties, Inc. REIT	217	4,911
Northern Trust Corp.	395	18,127
Odyssey Re Holdings Corp.	178	8,008
Platinum Underwriters Holdings Ltd. (Bermuda)	165	5,070
Potlatch Corp. REIT	115	3,068
ProAssurance Corp.*	99	5,404
ProLogis REIT	575	2,202
Public Storage REIT	331	23,134
Realty Income Corp. REIT	267	5,391
Royal Bank of Scotland Group PLC (United Kingdom)	2,437	2,068
Senior Housing Properties Trust REIT	296	4,123
Simon Property Group, Inc. REIT	99	4,703

	Number of Shares	Market Value
FINANCIALS (Continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)	2	$7,244
SVB Financial Group*	97	3,885
T. Rowe Price Group, Inc.	543	18,576
Texas Capital Bancshares, Inc.*	377	6,051
U.S. Bancorp	752	20,289
UBS AG (Switzerland)*	554	6,910
UMB Financial Corp.	99	4,733
UniCredito Italiano S.p.A (Italy)	2,408	5,466
United Community Banks, Inc.	506	6,669
Vornado Realty Trust REIT	307	16,409
Waddell & Reed Financial, Inc., Class A	239	3,212
Wells Fargo & Co.	1,182	34,147
Westamerica Bancorp.	91	4,838
Westpac Banking Corp. (Australia)	417	4,858
Zurich Financial Services AG (Switzerland)	33	6,425
		620,216
HEALTH CARE—2.5%
Abbott Laboratories	580	30,386
Alexion Pharmaceuticals, Inc.*	174	5,857
Alliance Imaging, Inc.*	743	5,810
Amgen, Inc.*	401	22,272
AstraZeneca PLC (United Kingdom)	292	10,955
Bayer AG (Germany)	156	8,053
BioMarin Pharmaceuticals, Inc.*	218	3,713
Bio-Rad Laboratories, Inc., Class A*	74	5,488
Bruker Corp.*	436	2,049
CorVel Corp.*	189	4,177
Cross Country Healthcare, Inc.*	409	3,562
GlaxoSmithKline PLC (United Kingdom)	1,048	18,011
Halozyme Therapeutics, Inc.*	700	2,597
Hologic, Inc.*	586	8,239
Humana, Inc.*	375	11,336
Illumina, Inc.*	258	5,679
Insulet Corp.*	337	1,648
Inverness Medical Innovations, Inc.*	200	3,514
Johnson & Johnson	1,074	62,916
Magellan Health Services, Inc.*	149	4,895
Masimo Corp.*	128	3,493
McKesson Corp.	597	20,859
Merck & Co., Inc.	880	23,514
Myriad Genetics, Inc.*	91	5,394
Novartis AG (Switzerland)	432	20,095
Onyx Pharmaceuticals, Inc.*	115	3,232
OSI Pharmaceuticals, Inc.*	120	4,464
Perrigo Co.	206	7,088
Pfizer, Inc.	2,622	43,079
Psychiatric Solutions, Inc.*	174	4,402
Roche Holding AG (Switzerland)	139	19,454
Sanofi-Aventis SA (France)	590	32,529
Takeda Pharmaceutical Co. Ltd. (Japan)	180	8,712
Thermo Fisher Scientific, Inc.*	174	6,208
United Therapeutics Corp.*	48	2,632
UnitedHealth Group, Inc.	634	13,320
Zimmer Holdings, Inc.*	114	4,254
		443,886

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
INDUSTRIALS—2.0%
3M Co.	296	$19,811
ABB Ltd. (Switzerland)	503	6,493
Acuity Brands, Inc.	133	3,586
Aecom Technology Corp.*	260	6,887
Alstom SA (France)	45	2,387
Altra Holdings, Inc.*	364	2,803
American Science & Engineering, Inc.	111	8,422
BAE Systems PLC (United Kingdom)	704	3,827
Baldor Electric Co.	127	2,093
Beacon Roofing Supply, Inc.*	539	6,371
Boeing (The), Co.	321	13,684
Brady Corp., Class A	141	2,912
Bucyrus International, Inc.	191	3,730
Burlington Northern Santa Fe Corp.	149	11,415
Caterpillar, Inc.	263	10,780
CLARCOR, Inc.	127	4,078
Cummins, Inc.	401	10,258
Danaher Corp.	123	6,844
Deutsche Post AG (Germany)	210	3,008
East Japan Railway Co. (Japan)	1	7,717
EMCOR Group, Inc.*	189	2,981
Emerson Electric Co.	309	11,090
Foster Wheeler Ltd. (Bermuda)*	344	7,657
FTI Consulting, Inc.*	118	6,471
Fuel Tech, Inc.*	324	2,864
General Dynamics Corp.	170	8,784
General Electric Co.	3,841	65,949
H&E Equipment Services, Inc.*	494	3,325
Illinois Tool Works, Inc.	225	7,677
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	560	8,781
Insituform Technologies, Inc., Class A*	346	5,609
Komatsu Ltd. (Japan)	239	2,871
Koninklijke (Royal) Philips Electronics NV (Netherlands)	271	4,388
Manpower, Inc.	178	5,603
Mitsubishi Corp. (Japan)	320	3,981
Moog, Inc., Class A*	116	3,733
Schneider Electric SA (France)	56	3,512
Seaboard Corp.	3	2,703
Siemens AG (Germany)	170	10,154
Union Pacific Corp.	215	10,759
United Parcel Service, Inc., Class B	424	24,421
Vestas Wind Systems A/S (Denmark)*	40	1,790
Vinci SA (France)	111	4,448
Wabtec Corp.	108	4,168
Woodward Governor Co.	165	3,505
		354,330
INFORMATION TECHNOLOGY—3.0%
Amkor Technology, Inc.*	534	1,175
Anixter International, Inc.*	104	2,850
ANSYS, Inc.*	193	5,570
Apple, Inc.*	354	32,805
Aruba Networks, Inc.*	1,220	2,891
Canon, Inc. (Japan)	241	7,148
Cisco Systems, Inc.*	2,719	44,972
eBay, Inc.*	650	8,535
EMC Corp.*	1,081	11,426

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
Equinix, Inc.*	86	$3,905
FLIR Systems, Inc.*	288	8,934
Foundry Networks, Inc.*	360	5,576
Google, Inc., Class A*	129	37,792
Hewlett-Packard Co.	1,046	36,903
Intel Corp.	2,280	31,464
International Business Machines Corp.	523	42,677
Itron, Inc.*	88	4,169
Ixia*	885	5,434
Jack Henry & Associates, Inc.	264	4,860
Macrovision Solutions Corp.*	299	3,516
MasterCard, Inc., Class A	52	7,556
MEMC Electronic Materials, Inc.*	533	8,006
MICROS Systems, Inc.*	218	3,630
Microsemi Corp.*	211	4,112
Microsoft Corp.	3,879	78,434
Motorola, Inc.	1,018	4,388
Nextwave Wireless, Inc.*	1,600	192
Nintendo Co. Ltd. (Japan)	4	1,244
Nokia Oyj (Finland)	798	11,230
Nuance Communications, Inc.*	516	4,737
ON Semiconductor Corp.*	946	2,762
Parametric Technology Corp.*	293	3,387
Perot Systems Corp., Class A*	337	4,206
Polycom, Inc.*	274	5,159
Quest Software, Inc.*	298	3,978
RightNow Technologies, Inc.*	424	3,417
SAIC, Inc.*	502	8,936
SAP AG (Germany)	171	5,824
Skyworks Solutions, Inc.*	386	2,081
Sohu.com, Inc.*	79	3,835
Sybase, Inc.*	199	4,903
TechTarget, Inc.*	595	2,725
Telefonaktiebolaget LM Ericsson (Sweden)	740	5,263
Toshiba Corp. (Japan)	797	2,912
Tyco Electronics Ltd. (Bermuda)	211	3,477
Universal Display Corp.*	490	3,572
Western Union (The) Co.	345	4,578
Xerox Corp.	1,854	12,959
Yahoo!, Inc.*	565	6,503
		516,608
MATERIALS—0.9%
Air Liquide SA (France)	57	4,835
Anglo American PLC (United Kingdom)	317	7,462
Aptargroup, Inc.	168	5,618
ArcelorMittal (Luxembourg)	225	5,340
BASF AG (Germany)	227	7,230
BHP Billiton Ltd. (Australia)	755	15,241
BHP Billiton PLC (United Kingdom)	549	10,016
CF Industries Holdings, Inc.	129	6,789
Coeur d'Alene Mines Corp.*	1,881	1,279
Dow Chemical (The) Co.	424	7,865
E.I. du Pont de Nemours & Co.	382	9,573
Flotek Industries, Inc.*	335	1,008
Freeport-McMoRan Copper & Gold, Inc.	186	4,462
Greif, Inc., Class A	125	4,144
Mosaic (The) Co.	198	6,009

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
MATERIALS (Continued)
Nippon Steel Corp. (Japan)	1,610	$5,020
Rio Tinto PLC (United Kingdom)	311	7,674
Rockwood Holdings, Inc.*	185	1,654
Terra Industries, Inc.	226	3,324
Texas Industries, Inc.	88	2,716
Valhi, Inc.	309	4,326
Vulcan Materials Co.	217	13,016
Weyerhaeuser Co.	425	15,990
Xstrata PLC (United Kingdom)	144	2,056
		152,647
TELECOMMUNICATION SERVICES—1.1%
AT&T, Inc.	2,555	72,970
BT Group PLC (United Kingdom)	1,925	3,994
Consolidated Communications Holdings, Inc.	437	4,449
Deutsche Telekom AG (Germany)	563	7,780
France Telecom SA (France)	362	9,288
Koninklijke (Royal) KPN NV (Netherlands)	454	6,244
Telefonica SA (Spain)	865	17,430
tw telecom, Inc.*	416	3,174
Verizon Communications, Inc.	1,127	36,796
Vodafone Group PLC (United Kingdom)	11,286	22,028
		184,153
UTILITIES—0.6%
E.ON AG (Germany)	413	14,427
Enel S.p.A (Italy)	1,140	7,099
Exelon Corp.	190	10,680
Iberdrola SA (Spain)	810	5,982
ITC Holdings Corp.	131	5,502
National Grid PLC (United Kingdom)	617	6,405
Nicor, Inc.	170	6,933
PG&E Corp.	775	29,480
PPL Corp.	183	6,202
RWE AG (Germany)	99	8,301
Suez SA (France)	17	653
Westar Energy, Inc.	340	6,878
		108,542
Total Common Stocks (Cost $5,913,130)		3,726,242
RIGHTS—0.0%
FINANCIALS—0.0%
Fortis Rights* (Belgium), expiring 12/31/14 (Cost $0)	654	0
	Principal Amount	Market Value
CORPORATE BONDS—21.3%
CONSUMER DISCRETIONARY—1.3%
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	$54,000	53,985
Daimler Finance North America LLC 7.30%, 1/15/12	81,000	66,342
Home Depot (The), Inc. 5.40%, 3/01/16	141,000	112,720
		233,047

	Principal Amount	Market Value
CONSUMER STAPLES—0.6%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	$41,000	$38,029
Kroger (The) Co. 5.50%, 2/01/13	21,000	19,910
Wal-Mart Stores, Inc. 4.55%, 5/01/13	47,000	47,513
		105,452
ENERGY—1.5%
Apache Corp. 5.25%, 4/15/13	43,000	42,462
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	31,000	26,374
Hess Corp. 6.65%, 8/15/11	107,000	101,827
Kinder Morgan Energy Partners LP 6.75%, 3/15/11	47,000	45,210
Spectra Energy Capital LLC 6.25%, 2/15/13	49,000	46,769
		262,642
FINANCIALS—13.8%
American General Finance Corp., Series H MTN 5.375%, 10/01/12	42,000	17,334
Ameriprise Financial, Inc. 5.35%, 11/15/10	109,000	93,138
Bank of America Corp. 4.50% 8/01/10	125,000	124,171
4.875%, 1/15/13	21,000	20,134
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	81,000	80,894
Boston Properties LP 6.25%, 1/15/13	51,000	40,230
Capital One Financial Corp. 6.15%, 9/01/16	121,000	80,544
Citigroup, Inc. 6.00%, 2/21/12	245,000	233,119
European Investment Bank (Supranational) 4.625%, 5/15/14	163,000	172,382
General Electric Capital Corp., Series A MTN 5.875%, 2/15/12	149,000	148,544
Genworth Financial, Inc. 5.75%, 6/15/14	81,000	26,226
Goldman Sachs Group, LP 5.00%, 10/01/14	164,000	134,285
HSBC Finance Corp. 6.375%, 11/27/12	85,000	80,636
5.50%, 1/19/16	100,000	85,924
International Lease Finance Corp., Series Q MTN 5.75%, 6/15/11	85,000	59,943
iStar Financial, Inc., Series 1 5.875%, 3/15/16	34,000	12,594
John Deere Capital Corp. 7.00%, 3/15/12	81,000	82,379
JPMorgan Chase & Co. 5.75%, 1/02/13	101,000	97,631
Kreditanstalt fuer Wiederaufbau (Germany) 4.25%, 6/15/10	149,000	155,176

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
FINANCIALS (Continued)
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	$30,000	$26,731
Merrill Lynch & Co. Inc., Series C MTN 5.00%, 1/15/15	105,000	94,451
MetLife, Inc. 5.00%, 6/15/15	81,000	66,728
Morgan Stanley 5.05%, 1/21/11	100,000	94,507
5.30%, 3/01/13	98,000	83,807
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	49,000	48,332
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	54,000	44,653
SLM Corp., Series A MTN 5.375%, 5/15/14	54,000	37,985
Wachovia Corp. 5.25%, 8/01/14	125,000	103,431
Wells Fargo & Co. 5.00%, 11/15/14	73,000	71,301
		2,417,210
HEALTH CARE—1.0%
AmerisourceBergen Corp. 5.875%, 9/15/15	81,000	70,651
UnitedHealth Group, Inc. 4.875%, 3/15/15	53,000	44,133
WellPoint, Inc. 5.25%, 1/15/16	75,000	64,374
		179,158
INDUSTRIALS—0.7%
United Technologies Corp. 4.375%, 5/01/10	121,000	121,639
INFORMATION TECHNOLOGY—1.0%
International Business Machines Corp. 4.25%, 9/15/09	89,000	89,788
Oracle Corp. 5.25%, 1/15/16	89,000	84,591
		174,379
MATERIALS—0.2%
Alcoa, Inc. 6.00%, 1/15/12	47,000	43,811
TELECOMMUNICATION SERVICES—0.6%
Embarq Corp. 7.082%, 6/01/16	33,000	23,461
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	74,000	74,964
		98,425
UTILITIES—0.6%
Constellation Energy Group, Inc. 4.55%, 6/15/15	35,000	27,891
Dominion Resources, Inc., Series C 5.15%, 7/15/15	53,000	46,117

	Principal Amount	Market Value
UTILITIES (Continued)
Exelon Generation Co. LLC 5.35%, 1/15/14	$47,000	$39,759
		113,767
Total Corporate Bonds (Amortized Cost $4,204,004)		3,749,530
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—54.0%
FEDERAL HOME LOAN MORTGAGE CORP.—9.3%
3.25%, 2/25/11	717,000	727,818
4.875%, 11/18/11	140,000	148,019
4.50%, 1/15/13	723,000	761,759
		1,637,596
FEDERAL NATIONAL MORTGAGE ASSOCIATION—14.5%
7.25%, 1/15/10	1,036,000	1,096,715
5.00%, 4/15/15	707,000	764,959
5.00%, 5/11/17	637,000	676,647
		2,538,321
UNITED STATE TREASURY BONDS/NOTES—30.2%
6.00%, 8/15/09	1,653,000	1,713,053
4.00%, 9/30/09	185,400	190,180
3.50%, 2/15/10	1,433,700	1,483,432
4.75%, 5/15/14	1,471,400	1,686,938
7.50%, 11/15/16	180,000	234,956
		5,308,559
Total United States Government & Agencies Obligations (Amortized Cost $9,165,796)		9,484,476
SOVEREIGN BONDS—1.5%
Italy Government International Bond (Italy) 6.00%, 2/22/11	175,000	187,563
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	78,000	79,170
Total Sovereign Bonds (Amortized Cost $265,142)		266,733
Total Investments—98.0% (Amortized Cost $19,548,072)		$17,226,981
Cash Equivalents—0.9% (a)		148,752
Other assets less liabilities—1.1%		201,162
Net Assets—100.0%		$17,576,895

ADR - American Depositary Receipt.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

(a) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 2.04% at November 30, 2008.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$3,726,242
Level 2—Other Significant Observable Inputs	13,500,739
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$17,226,981

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$15,648,869	89.0%
United Kingdom	293,646	1.7
Germany	250,586	1.4
Italy	225,515	1.3
Supranational	172,382	1.0
France	124,020	0.7
Switzerland	100,170	0.6
Japan	97,566	0.6
Mexico	79,170	0.4
Netherlands	61,095	0.4
Spain	37,017	0.2
Bermuda	35,094	0.2
Australia	33,200	0.2
Netherlands Antilles	26,943	0.2
Finland	11,230	0.1
Sweden	8,905	0.0
Norway	5,377	0.0
Luxembourg	5,340	0.0
Panama	4,485	0.0
Greece	3,966	0.0
Denmark	1,790	0.0
Belgium	616	0.0
Total Investments	17,226,981	98.0
Cash Equivalents	148,752	0.9
Other assets less liabilities	201,162	1.1
Net Assets	$17,576,895	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—53.4%
CONSUMER DISCRETIONARY—4.4%
Aeropostale, Inc.*	769	$11,627
American Axle & Manufacturing Holdings, Inc.	3,566	8,986
Blyth, Inc.	1,928	15,983
Buffalo Wild Wings, Inc.*	933	21,422
CBS Corp., Class B	7,499	49,943
Champion Enterprises, Inc.*	8,317	6,071
Children's Place Retail Stores (The), Inc.*	49	1,149
Cinemark Holdings, Inc.	335	2,523
Comcast Corp., Class A	5,436	94,260
Compagnie Financiere Richemont SA, Class A (Switzerland)	535	9,285
Crown Media Holdings, Inc., Class A*	7,320	15,592
Daimler AG (Germany)	1,066	33,350
DeVry, Inc.	865	49,720
DIRECTV Group (The), Inc.*	2,128	46,837
Fossil, Inc.*	889	13,513
Fred's, Inc., Class A	2,145	24,668
Hennes & Mauritz AB, Class B (Sweden)	450	16,557
Home Depot (The), Inc.	3,515	81,232
HONDA MOTOR Co. Ltd. (Japan)	1,505	32,946
Hovnanian Enterprises, Inc., Class A*	3,586	7,853
J. Crew Group, Inc.*	764	7,747
Johnson Controls, Inc.	1,240	21,898
Las Vegas Sands Corp.*	955	4,937
Lear Corp. *	705	1,671
Life Time Fitness, Inc.*	144	2,156
LKQ Corp.*	1,522	15,859
LVMH Moet Hennessy Louis Vuitton SA (France)	248	14,029
Marvel Entertainment, Inc.*	960	28,272
McDonald's Corp.	2,037	119,673
National Presto Industries, Inc.	420	27,556
Netflix, Inc.*	722	16,592
Omnicom Group, Inc.	3,223	91,179
Panasonic Corp. (Japan)	1,254	15,062
Priceline.com, Inc.*	468	32,292
Regis Corp.	197	2,165
Sony Corp. (Japan)	1,179	22,814
Strayer Education, Inc.	167	40,015
Superior Industries International, Inc.	1,598	19,544
Target Corp.	1,571	53,037
Time Warner, Inc.	7,006	63,404
Toyota Motor Corp. (Japan)	2,924	92,099
Tupperware Brands Corp.	655	12,884
Vail Resorts, Inc.*	607	13,202
Vivendi (France)	1,136	32,073
Volkswagen AG (Germany)	138	49,088
Walt Disney (The) Co.	3,696	83,234
		1,425,999
CONSUMER STAPLES—6.6%
Archer-Daniels-Midland Co.	1,502	41,125
British American Tobacco PLC (United Kingdom)	1,774	46,222
Carrefour SA (France)	726	27,369
Casey's General Stores, Inc.	154	4,566
Central European Distribution Corp.*	439	10,378
Coca-Cola (The) Co.	4,579	214,618

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
CVS Caremark Corp.	2,790	$80,715
Diageo PLC (United Kingdom)	2,507	34,891
Flowers Foods, Inc.	1,086	29,083
Fresh Del Monte Produce, Inc. (Cayman Islands)*	413	10,424
Groupe DANONE (France)	515	29,586
H.J. Heinz Co.	2,904	112,791
Kraft Foods, Inc., Class A	2,858	77,766
Nash Finch Co.	768	34,452
Nestle SA (Switzerland)	3,994	144,483
Philip Morris International, Inc.	3,962	167,038
Procter & Gamble (The) Co.	5,511	354,633
Reynolds American, Inc.	2,609	107,178
Ruddick Corp.	654	17,893
Safeway, Inc.	4,569	99,604
Tesco PLC (United Kingdom)	7,708	34,927
Unilever NV (Netherlands)	1,710	39,773
Unilever PLC (United Kingdom)	1,340	30,699
Wal-Mart Stores, Inc.	7,154	399,766
		2,149,980
ENERGY—8.2%
Alpha Natural Resources, Inc.*	734	16,287
BG Group PLC (United Kingdom)	3,660	51,668
BP PLC (United Kingdom)	20,329	164,314
Bristow Group, Inc.*	157	3,553
Chevron Corp.	4,441	350,883
ConocoPhillips	3,286	172,581
Crosstex Energy, Inc.	670	2,781
Dawson Geophysical Co.*	552	11,355
Delta Petroleum Corp.*	1,403	8,011
Encore Acquisition Co.*	684	18,085
ENI S.p.A (Italy)	2,914	65,558
Exterran Holdings, Inc.*	855	15,005
Exxon Mobil Corp.	10,622	851,353
Hercules Offshore, Inc.*	1,212	7,054
IHS, Inc., Class A*	785	28,488
Mariner Energy, Inc.*	1,141	12,540
Occidental Petroleum Corp.	1,758	95,178
Petrohawk Energy Corp.*	2,490	43,500
Pride International, Inc.*	1,853	30,037
Repsol YPF SA (Spain)	1,007	19,422
Royal Dutch Shell PLC, Class A (United Kingdom)	3,915	104,408
Royal Dutch Shell PLC, Class B (United Kingdom)	2,957	77,771
Schlumberger Ltd. (Netherlands Antilles)	2,453	124,465
Ship Finance International Ltd. (Bermuda)	970	11,533
Smith International, Inc.	1,819	53,188
Southwestern Energy Co.*	3,729	128,166
StatoilHydro ASA (Norway)	1,400	23,596
Total SA (France)	2,309	120,272
Union Drilling, Inc.*	1,499	10,103
Walter Industries, Inc.	622	11,345
Whiting Petroleum Corp.*	528	20,222
Woodside Petroleum Ltd. (Australia)	521	12,231
		2,664,953

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
FINANCIALS—9.0%
Aflac, Inc.	830	$38,429
Alexander's, Inc. REIT*	74	15,747
Alexandria Real Estate Equities, Inc. REIT	391	17,313
Allianz SE (Germany)	460	38,063
American Equity Investment Life Holding Co.	3,274	20,364
American Express Co.	2,139	49,860
American International Group, Inc.	5,761	11,580
Apollo Investment Corp.	1,725	14,645
Aspen Insurance Holdings Ltd. (Bermuda)	1,167	21,508
Assicurazioni Generali S.p.A (Italy)	1,130	27,186
Assured Guaranty Ltd. (Bermuda)	1,143	12,847
AXA (France)	1,777	33,710
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,216	43,546
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	1,630	20,652
Banco Santander SA (Spain)	6,124	49,966
Bank of America Corp.	8,035	130,569
Bank of New York Mellon (The) Corp.	2,500	75,525
Barclays PLC (United Kingdom)	7,843	20,387
BioMed Realty Trust, Inc. REIT	970	9,040
BNP Paribas (France)	873	47,993
Capital One Financial Corp.	3,185	109,596
Capital Southwest Corp.	218	17,800
Charles Schwab (The) Corp.	2,092	38,346
Citigroup, Inc.	9,613	79,692
Commonwealth Bank of Australia (Australia)	1,174	26,062
Corporate Office Properties Trust REIT	632	18,777
Cousins Properties, Inc. REIT	122	1,315
Credit Suisse Group (Switzerland)	1,212	35,582
Deutsche Bank AG (Germany)	591	20,983
Digital Realty Trust, Inc. REIT	796	21,779
eHealth, Inc.*	1,594	17,486
Entertainment Properties Trust REIT	38	932
Equity One, Inc. REIT	1,084	17,940
Fifth Third Bancorp	4,404	42,102
First Cash Financial Services, Inc.*	1,359	20,956
Fortis (Belgium)	3,036	2,858
Franklin Resources, Inc.	511	31,043
GAMCO Investors, Inc., Class A	178	4,883
Goldman Sachs Group (The), Inc.	741	58,532
Greenhill & Co., Inc.	93	6,333
Highwoods Properties, Inc. REIT	785	18,746
HSBC Holdings PLC (United Kingdom)	11,973	131,360
ING Groep NV (Netherlands)	2,146	17,972
Interactive Brokers Group, Inc., Class A*	61	1,113
International Bancshares Corp.	915	21,503
Intesa Sanpaolo S.p.A (Italy)	8,746	26,191
JPMorgan Chase & Co.	5,840	184,893
Knight Capital Group, Inc., Class A*	1,583	26,199
LaBranche & Co., Inc.*	3,241	15,881
Lloyds TSB Group PLC (United Kingdom)	6,567	16,929
Mitsubishi UFJ Financial Group, Inc. (Japan)	9,300	50,872
Mizuho Financial Group, Inc. (Japan)	10	26,038
National Australia Bank Ltd. (Australia)	1,706	22,219
National Bank of Greece SA ADR (Greece)	4,808	18,511
National Retail Properties, Inc. REIT	327	4,385
Nationwide Health Properties, Inc. REIT	1,028	23,264
Northern Trust Corp.	1,819	83,474

	Number of Shares	Market Value
FINANCIALS (Continued)
Odyssey Re Holdings Corp.	827	$37,207
optionsXpress Holdings, Inc.	71	1,000
Platinum Underwriters Holdings Ltd. (Bermuda)	709	21,788
Potlatch Corp. REIT	561	14,967
ProAssurance Corp.*	458	25,002
ProLogis REIT	2,686	10,287
Public Storage REIT	1,552	108,469
Realty Income Corp. REIT	1,276	25,762
Royal Bank of Scotland Group PLC (United Kingdom)	11,088	9,409
Senior Housing Properties Trust REIT	1,391	19,377
Simon Property Group, Inc. REIT	471	22,373
Sumitomo Mitsui Financial Group, Inc. (Japan)	7	25,356
SVB Financial Group*	399	15,980
T. Rowe Price Group, Inc.	2,503	85,628
Texas Capital Bancshares, Inc.*	1,718	27,574
U.S. Bancorp	3,414	92,110
UBS AG (Switzerland)*	2,558	31,905
UMB Financial Corp.	446	21,323
UniCredito Italiano S.p.A (Italy)	10,943	24,841
United Community Banks, Inc.	2,329	30,696
Vornado Realty Trust REIT	1,437	76,808
Waddell & Reed Financial, Inc., Class A	1,093	14,690
Wells Fargo & Co.	5,394	155,832
Westamerica Bancorporation	405	21,530
Westpac Banking Corp. (Australia)	1,916	22,321
Zurich Financial Services AG (Switzerland)	152	29,595
		2,933,307
HEALTHCARE—6.3%
Abbott Laboratories	2,671	139,934
Alexion Pharmaceuticals, Inc.*	802	26,995
Alliance Imaging, Inc.*	3,407	26,643
AMERIGROUP Corp.*	52	1,277
Amgen, Inc. *	1,852	102,860
AstraZeneca PLC (United Kingdom)	1,337	50,161
Bayer AG (Germany)	717	37,011
BioMarin Pharmaceuticals, Inc.*	1,010	17,200
Bio-Rad Laboratories, Inc., Class A*	342	25,363
Bruker Corp.*	2,018	9,485
CorVel Corp.*	871	19,249
Cross Country Healthcare, Inc.*	1,895	16,505
ev3, Inc.*	216	1,080
GlaxoSmithKline PLC (United Kingdom)	4,850	83,351
Halozyme Therapeutics, Inc.*	3,223	11,957
Hologic, Inc.*	2,686	37,765
Humana, Inc.*	1,729	52,268
Illumina, Inc.*	1,196	26,324
Insulet Corp.*	1,557	7,614
Inverness Medical Innovations, Inc.*	927	16,287
Johnson & Johnson	4,963	290,733
Magellan Health Services, Inc.*	689	22,634
Masimo Corp.*	593	16,183
McKesson Corp.	2,749	96,050
Merck & Co., Inc.	4,065	108,617
Myriad Genetics, Inc.*	417	24,720

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
HEALTHCARE (Continued)
Novartis AG (Switzerland)	1,999	$92,984
Onyx Pharmaceuticals, Inc.*	530	14,893
OSI Pharmaceuticals, Inc.*	554	20,609
Perrigo Co.	954	32,827
Pfizer, Inc.	12,115	199,049
Psychiatric Solutions, Inc.*	794	20,088
Roche Holding AG (Switzerland)	644	90,133
Sanofi-Aventis SA (France)	2,721	150,019
Takeda Pharmaceutical Co. Ltd. (Japan)	1,002	48,498
Thermo Fisher Scientific, Inc.*	806	28,758
United Therapeutics Corp.*	227	12,446
UnitedHealth Group, Inc.	2,892	60,761
Zimmer Holdings, Inc.*	522	19,481
		2,058,812
INDUSTRIALS—5.1%
3M Co.	1,364	91,293
ABB Ltd. (Switzerland)	2,325	30,014
Acuity Brands, Inc.	611	16,473
Aecom Technology Corp.*	1,200	31,788
Alstom SA (France)	214	11,351
Altra Holdings, Inc.*	1,669	12,851
American Science & Engineering, Inc.	516	39,149
BAE Systems PLC (United Kingdom)	3,222	17,514
Baldor Electric Co.	584	9,624
Barnes Group, Inc.	202	2,705
Beacon Roofing Supply, Inc.*	2,490	29,432
Belden, Inc.	235	4,094
Boeing (The) Co.	1,479	63,050
Brady Corp., Class A	651	13,443
Bucyrus International, Inc.	884	17,265
Burlington Northern Santa Fe Corp.	688	52,708
Caterpillar, Inc.	1,211	49,639
CLARCOR, Inc.	588	18,881
Cummins, Inc.	1,852	47,374
Danaher Corp.	584	32,494
Deutsche Post AG (Germany)	971	13,910
East Japan Railway Co. (Japan)	3	23,151
EMCOR Group, Inc.*	877	13,830
Emerson Electric Co.	1,424	51,107
Foster Wheeler Ltd. (Bermuda)*	1,587	35,327
FTI Consulting, Inc.*	547	29,997
Fuel Tech, Inc.*	1,501	13,269
General Dynamics Corp.	779	40,251
General Electric Co.	17,735	304,509
H&E Equipment Services, Inc.*	2,283	15,365
Illinois Tool Works, Inc.	1,040	35,485
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	2,591	40,627
Insituform Technologies, Inc., Class A*	1,607	26,049
Komatsu Ltd. (Japan)	1,000	12,011
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,250	20,239
Manpower, Inc.	818	25,751
Mitsubishi Corp. (Japan)	1,405	17,480
Mitsui & Co. Ltd. (Japan)	2,000	17,765
Moog, Inc., Class A*	538	17,313
Regal-Beloit Corp.	41	1,379
Schneider Electric SA (France)	257	16,119

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Seaboard Corp.	13	$11,713
Siemens AG (Germany)	785	46,886
Union Pacific Corp.	995	49,790
United Parcel Service, Inc., Class B	1,952	112,434
Vestas Wind Systems A/S (Denmark)*	187	8,369
Vinci SA (France)	501	20,076
Wabtec Corp.	501	19,334
Woodward Governor Co.	760	16,142
		1,646,820
INFORMATION TECHNOLOGY—7.5%
Amkor Technology, Inc.*	2,461	5,414
Anixter International, Inc.*	480	13,152
ANSYS, Inc.*	896	25,859
Apple, Inc.*	1,636	151,608
Aruba Networks, Inc.*	5,627	13,336
Benchmark Electronics, Inc.*	140	1,775
CACI International, Inc., Class A*	141	6,262
Canon, Inc. (Japan)	1,092	32,389
Cisco Systems, Inc.*	12,559	207,727
eBay, Inc.*	3,004	39,443
EMC Corp.*	4,989	52,734
Equinix, Inc.*	398	18,073
FLIR Systems, Inc.*	1,332	41,319
Foundry Networks, Inc.*	1,665	25,791
Google, Inc., Class A*	613	179,584
Hewlett-Packard Co.	4,834	170,544
Intel Corp.	10,518	145,148
International Business Machines Corp.	2,417	197,227
Itron, Inc.*	408	19,331
Ixia*	4,103	25,192
Jack Henry & Associates, Inc.	1,214	22,350
Lawson Software, Inc.*	657	2,575
Macrovision Solutions Corp.*	1,373	16,146
MasterCard, Inc., Class A	244	35,453
MEMC Electronic Materials, Inc.*	2,459	36,934
MICROS Systems, Inc.*	1,013	16,866
Microsemi Corp.*	975	19,003
Microsoft Corp.	17,900	361,939
Motorola, Inc.	4,726	20,369
Nextwave Wireless, Inc.*	7,402	888
Nintendo Co. Ltd. (Japan)	104	32,343
Nokia Oyj (Finland)	3,684	51,842
Nuance Communications, Inc.*	2,382	21,867
ON Semiconductor Corp.*	4,348	12,696
Parametric Technology Corp.*	1,358	15,698
Perot Systems Corp., Class A*	1,550	19,344
Polycom, Inc.*	1,269	23,895
Quest Software, Inc.*	1,376	18,370
RightNow Technologies, Inc.*	1,956	15,765
SAIC, Inc.*	2,323	41,349
SAP AG (Germany)	809	27,552
Skyworks Solutions, Inc.*	1,756	9,465
Sohu.com, Inc.*	365	17,717
SRA International, Inc., Class A*	113	1,697
Sybase, Inc.*	968	23,852
TechTarget*	2,753	12,609
Telefonaktiebolaget LM Ericsson (Sweden)	3,241	23,050

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
THQ, Inc.*	538	$2,550
TIBCO Software, Inc.*	652	3,156
Toshiba Corp. (Japan)	3,000	10,961
Tyco Electronics Ltd. (Bermuda)	977	16,101
Universal Display Corp.*	2,265	16,512
ValueClick, Inc.*	1,137	7,015
Western Union (The) Co.	1,587	21,059
Xerox Corp.	8,565	59,869
Yahoo!, Inc.*	2,602	29,949
		2,440,714
MATERIALS—2.2%
Air Liquide SA (France)	257	21,800
Anglo American PLC (United Kingdom)	1,460	34,366
Aptargroup, Inc.	774	25,883
ArcelorMittal (Luxembourg)	1,036	24,589
BASF AG (Germany)	1,052	33,506
BHP Billiton Ltd. (Australia)	3,493	70,514
BHP Billiton PLC (United Kingdom)	2,537	46,287
CF Industries Holdings, Inc.	597	31,420
Coeur d'Alene Mines Corp.*	8,677	5,900
Dow Chemical (The) Co.	1,960	36,358
E.I. du Pont de Nemours & Co.	1,765	44,231
Flotek Industries, Inc.*	1,544	4,647
Freeport-McMoRan Copper & Gold, Inc.	862	20,679
Greif, Inc., Class A	576	19,094
H.B. Fuller Co.	175	3,105
Minerals Technologies, Inc.	24	1,127
Mosaic (The) Co.	915	27,770
Nippon Steel Corp. (Japan)	6,016	18,760
Rio Tinto Ltd. (Australia)	150	4,552
Rio Tinto PLC (United Kingdom)	1,434	35,382
Rockwood Holdings, Inc.*	848	7,581
Sensient Technologies Corp.	54	1,298
Terra Industries, Inc.	1,045	15,372
Texas Industries, Inc.	409	12,622
Valhi, Inc.	1,427	19,978
Vulcan Materials Co.	1,000	59,980
Weyerhaeuser Co.	1,963	73,849
Xstrata PLC (United Kingdom)	663	9,466
		710,116
TELECOMMUNICATION SERVICES—2.6%
AT&T, Inc.	11,808	337,236
BT Group PLC (United Kingdom)	8,506	17,646
Consolidated Communications Holdings, Inc.	2,015	20,513
Deutsche Telekom AG (Germany)	2,591	35,803
France Telecom SA (France)	1,660	42,591
Koninklijke (Royal) KPN NV (Netherlands)	1,970	27,092
Telefonica SA (Spain)	4,067	81,951
tw telecom, Inc.*	1,915	14,611
Verizon Communications, Inc.	5,215	170,270
Vodafone Group PLC (United Kingdom)	52,105	101,700
		849,413
UTILITIES—1.5%
E.ON AG (Germany)	1,908	66,652
Enel S.p.A (Italy)	5,287	32,923

	Number of Shares	Market Value
UTILITIES (Continued)
Exelon Corp.	884	$49,690
Iberdrola SA (Spain)	3,751	27,701
ITC Holdings Corp.	601	25,242
National Grid PLC (United Kingdom)	2,867	29,761
Nicor, Inc.	748	30,503
PG&E Corp.	3,597	136,830
PPL Corp.	861	29,179
RWE AG (Germany)	446	37,397
Suez SA (France)	5	192
Westar Energy, Inc.	1,592	32,206
		498,276
Total Common Stocks (Cost $26,938,563)		17,378,390
RIGHTS—0.0%
FINANCIALS—0.0%
Fortis Rights* (Belgium), expiring 12/31/14 (Cost $0)	3,036	0
	Principal Amount	Market Value
CORPORATE BONDS—26.9%
CONSUMER DISCRETIONARY—2.5%
CBS Corp. 7.875%, 7/30/30	$80,000	51,717
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	237,000	236,932
6.45%, 3/15/37	25,000	19,697
Home Depot (The), Inc. 5.40%, 3/01/16	197,000	157,489
News America, Inc. 6.20%, 12/15/34	122,000	92,712
Time Warner Cable, Inc. 7.70%, 5/01/32	78,000	102,315
6.55%, 5/01/37	118,000	60,181
Viacom, Inc. 6.25%, 4/30/16	101,000	83,861
		804,904
CONSUMER STAPLES—2.6%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	99,000	111,302
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	81,000	75,131
Kraft Foods 6.50%, 8/11/17	250,000	238,264
Kroger (The) Co. 5.50%, 2/01/13	97,000	91,966
Pepsi Bottling Group (The), Inc., Series B 7.00%, 3/01/29	48,000	48,382
Procter & Gamble (The) Co. 5.55%, 3/05/37	50,000	49,120
Reynolds American Inc 6.75%, 6/15/17	65,000	48,331
Wal-Mart Stores, Inc. 4.55%, 5/01/13	175,000	176,910
		839,406

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
ENERGY—2.2%
Anadarko Petroleum Corp. 5.95%, 9/15/16	$177,000	$155,267
Apache Corp. 5.25%, 4/15/13	99,000	97,761
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	94,000	80,079
ConocoPhillips 5.90%, 10/15/32	169,000	145,736
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	108,000	91,885
Spectra Energy Capital LLC 6.25%, 2/15/13	136,000	129,807
		700,535
FINANCIALS—12.7%
Allstate (The) Corp. 5.55%, 5/09/35	90,000	63,476
American Express Co. 4.875%, 7/15/13	150,000	126,227
American International Group, Inc. 6.25%, 3/15/37	45,000	12,330
Bank of America Corp. 4.875%, 1/15/13	338,000	324,060
Bear Stearns & Co. 7.25%, 2/01/18	25,000	25,352
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	146,000	145,809
Boston Properties LP 6.25%, 1/15/13	178,000	140,409
Capital One Financial Corp. 6.15%, 9/01/16	180,000	119,818
Credit Suisse (USA), Inc. 7.125%, 7/15/32	173,000	163,460
Deutsche Bank AG (Germany) 6.00%, 9/01/17	150,000	144,215
European Investment Bank (Supranational) 4.625%, 5/15/14	352,000	372,257
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	154,000	140,174
Genworth Financial, Inc. 5.75%, 6/15/14	150,000	48,567
Goldman Sachs Group, LP 5.00%, 10/01/14	409,000	334,893
HSBC Finance Corp. 5.50%, 1/19/16	150,000	128,887
JP Morgan Chase Co. 5.875%, 6/13/16	200,000	192,365
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	227,000	251,906
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	158,000	140,786
Merrill Lynch & Co, Inc., MTN 6.875%, 4/25/18	25,000	23,581
Merrill Lynch & Co., Inc. Class C MTN 5.00%, 1/15/15	264,000	237,477
MetLife, Inc. 5.00%, 6/15/15	101,000	83,204

	Principal Amount	Market Value
FINANCIALS (Continued)
Morgan Stanley 5.30%, 3/01/13	$168,000	$143,669
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	108,000	89,306
SLM Corp., Series A MTN 5.375%, 5/15/14	40,000	28,137
Unilever Capital Corp. 5.90%, 11/15/32	108,000	101,074
Wachovia Corp. 5.25%, 8/01/14	364,000	301,192
Wells Fargo & Co. 5.00%, 11/15/14	255,000	249,066
		4,131,697
HEALTHCARE—1.4%
Abbott Laboratories 5.875%, 5/15/16	54,000	55,488
Bristol-Myers Squibb Co. 5.875%, 11/15/36	60,000	54,304
Eli Lilly & Co. 5.55%, 3/15/37	80,000	72,919
UnitedHealth Group, Inc. 4.875%, 3/15/15	155,000	129,067
WellPoint, Inc. 5.25%, 1/15/16	108,000	92,699
Wyeth 5.50%, 2/01/14	54,000	51,993
		456,470
INDUSTRIALS—0.9%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	40,000	33,182
Gen Electric Co. 5.25%, 12/06/17	300,000	275,385
		308,567
INFORMATION TECHNOLOGY—0.4%
Oracle Corp. 5.25%, 1/15/16	126,000	119,758
MATERIALS—0.9%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	63,000	57,211
CRH America, Inc. 6.00%, 9/30/16	54,000	36,367
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	99,000	93,506
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	60,000	49,025
Weyerhaeuser Co. 7.375%, 3/15/32	90,000	60,043
		296,152
TELECOMMUNICATION SERVICES—1.6%
BellSouth Corp. 6.00%, 11/15/34	146,000	110,711
Deutsche Telecom (Netherlands) 8.75%, 6/15/30	75,000	71,133

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
TELECOMMUNICATION SERVICES (Continued)
Embarq Corp. 7.082%, 6/01/16	$102,000	$72,515
Verizon Global Funding Corp. 7.75%, 12/01/30	179,000	159,621
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	131,000	111,498
		525,478
UTILITIES—1.7%
Constellation Energy Group 4.55%, 6/15/15	121,000	96,424
Dominion Resources, Inc., Series C 5.15%, 7/15/15	152,000	132,262
Exelon Generation Co. LLC 5.35%, 1/15/14	54,000	45,680
FirstEnergy Corp., Series C 7.375%, 11/15/31	54,000	44,520
Midamerican Energy Holdings Co. 6.125%, 4/01/36	100,000	79,499
Oncor Electric Delivery Co. 7.00%, 9/01/22	54,000	46,797
Pacific Gas & Electric Co. 6.05%, 3/01/34	132,000	115,426
		560,608
Total Corporate Bonds (Amortized Cost $9,924,999)		8,743,575
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—15.5%
FEDERAL HOME LOAN MORTGAGE CORP.—2.5%
6.25%, 7/15/32	686,000	828,351
UNITED STATES TREASURY BONDS/NOTES—13.0%
3.50%, 2/15/10	200	207
4.50%, 5/15/10	550,000	579,477
4.875%, 4/30/11	250,000	273,047
4.75%, 5/15/14	300	344
7.50%, 11/15/16	500	653
8.125%, 8/15/19	500,900	702,199
7.625%, 2/15/25	334,700	503,750
6.25%, 5/15/30	395,000	539,978
5.00%, 5/15/37	1,280,000	1,613,400
		4,213,055
Total United States Government & Agencies Obligations (Amortized Cost $4,540,391)		5,041,406

	Principal Amount	Market Value
SOVEREIGN BONDS—2.4%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	$182,000	$252,802
Republic of Italy (Italy) 5.25%, 9/20/16	175,000	190,264
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	264,000	267,960
6.75%, 9/27/34	80,000	72,000
Total Sovereign Bonds (Amortized Cost $781,391)		783,026
Total Investments—98.2% (Amortized Cost $42,185,344)		$31,946,397
Cash Equivalents—0.8% (a)		272,744
Other assets less liabilities—1.0%		309,535
Net Assets—100.0%		$32,528,676

ADR - American Depositary Receipt.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

(a) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 2.04% at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$17,378,390
Level 2—Other Significant Observable Inputs	14,568,007
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$31,946,397

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$25,616,180	78.8%
United Kingdom	1,349,423	4.1
Germany	836,322	2.6
France	567,180	1.7
Japan	478,545	1.5
Switzerland	463,981	1.4
Supranational	372,257	1.1
Italy	366,963	1.1
Mexico	339,960	1.1
Canada	332,881	1.0
Netherlands	251,340	0.8
Spain	222,586	0.7
Australia	215,110	0.6
Bermuda	159,731	0.5
Netherlands Antilles	124,465	0.4
Cayman Islands	59,449	0.2
Finland	51,842	0.2
Sweden	39,607	0.1
Luxembourg	24,589	0.1
Norway	23,596	0.1
Panama	20,652	0.1
Greece	18,511	0.1
Denmark	8,369	0.0
Belgium	2,858	0.0
Total Investments	31,946,397	98.2
Cash Equivalents	272,744	0.8
Other assets less liabilities	309,535	1.0
Net Assets	$32,528,676	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—80.3%
CONSUMER DISCRETIONARY—6.6%
Aeropostale, Inc.*	890	$13,457
American Axle & Manufacturing Holdings, Inc.	4,126	10,398
Blyth, Inc.	2,231	18,495
Buffalo Wild Wings, Inc.*	1,080	24,797
CBS Corp., Class B	8,677	57,789
Champion Enterprises, Inc.*	9,623	7,025
Children's Place Retail Stores (The), Inc.*	62	1,454
Cinemark Holdings, Inc.	380	2,861
Comcast Corp., Class A	6,291	109,086
Compagnie Financiere Richemont SA, Class A (Switzerland)	619	10,743
Crown Media Holdings, Inc., Class A*	8,470	18,041
Daimler AG (Germany)	1,233	38,574
DeVry, Inc.	1,001	57,537
DIRECTV Group (The), Inc.*	2,463	54,211
Fossil, Inc.*	1,029	15,641
Fred's, Inc., Class A	2,482	28,543
Hennes & Mauritz AB, Class B (Sweden)	525	19,317
Home Depot (The), Inc.	4,067	93,988
HONDA MOTOR Co. Ltd. (Japan)	1,813	39,688
Hovnanian Enterprises, Inc., Class A*	4,150	9,089
J. Crew Group, Inc.*	889	9,014
Johnson Controls, Inc.	1,435	25,342
Las Vegas Sands Corp.*	1,105	5,713
Lear Corp.*	705	1,671
Life Time Fitness, Inc.*	201	3,009
LKQ Corp.*	1,762	18,360
LVMH Moet Hennessy Louis Vuitton SA (France)	287	16,235
Marvel Entertainment, Inc.*	1,111	32,719
McDonald's Corp.	2,357	138,474
National Presto Industries, Inc.	486	31,886
Netflix, Inc.*	836	19,211
Omnicom Group, Inc.	3,730	105,522
Panasonic Corp. (Japan)	2,483	29,824
Priceline.com, Inc.*	542	37,398
Regis Corp.	273	3,000
Sony Corp. (Japan)	1,375	26,606
Strayer Education, Inc.	194	46,484
Superior Industries International, Inc.	1,849	22,613
Target Corp.	1,818	61,376
Time Warner, Inc.	8,107	73,368
Toyota Motor Corp. (Japan)	3,354	105,643
Tupperware Brands Corp.	759	14,930
Vail Resorts, Inc.*	703	15,290
Vivendi (France)	1,315	37,126
Volkswagen AG (Germany)	160	56,914
Walt Disney (The) Co.	4,277	96,318
		1,664,780
CONSUMER STAPLES—9.9%
Archer-Daniels-Midland Co.	1,738	47,586
British American Tobacco PLC (United Kingdom)	2,054	53,517
Carrefour SA (France)	840	31,667
Casey's General Stores, Inc.	250	7,413

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Central European Distribution Corp.*	508	$12,009
Coca-Cola (The) Co.	5,299	248,364
CVS Caremark Corp.	3,228	93,386
Diageo PLC (United Kingdom)	2,901	40,375
Flowers Foods, Inc.	1,257	33,662
Fresh Del Monte Produce, Inc. (Cayman Islands)*	537	13,554
Groupe DANONE (France)	595	34,182
H.J. Heinz Co.	3,360	130,502
Kraft Foods, Inc., Class A	3,308	90,011
Nash Finch Co.	889	39,881
Nestle SA (Switzerland)	4,621	167,165
Philip Morris International, Inc.	4,584	193,261
Procter & Gamble (The) Co.	6,376	410,295
Reynolds American, Inc.	3,019	124,021
Ruddick Corp.	757	20,712
Safeway, Inc.	5,287	115,257
Tesco PLC (United Kingdom)	8,918	40,410
Unilever NV (Netherlands)	1,980	46,053
Unilever PLC (United Kingdom)	1,552	35,555
Wal-Mart Stores, Inc.	8,278	462,574
		2,491,412
ENERGY—12.3%
Alpha Natural Resources, Inc.*	850	18,862
BG Group PLC (United Kingdom)	4,235	59,785
BP PLC (United Kingdom)	23,521	190,114
Bristow Group, Inc.*	197	4,458
Chevron Corp.	5,138	405,953
ConocoPhillips	3,802	199,681
Crosstex Energy, Inc.	776	3,220
Dawson Geophysical Co.*	639	13,144
Delta Petroleum Corp.*	1,623	9,267
Encore Acquisition Co.*	791	20,914
ENI S.p.A (Italy)	3,373	75,884
Exterran Holdings, Inc.*	990	17,375
Exxon Mobil Corp.	12,291	985,125
GulfMark Offshore, Inc.*	36	1,019
Hercules Offshore, Inc.*	1,403	8,165
IHS, Inc., Class A*	908	32,951
Mariner Energy, Inc.*	1,321	14,518
Occidental Petroleum Corp.	2,034	110,121
Petrohawk Energy Corp.*	2,881	50,331
Pride International, Inc.*	2,145	34,770
Repsol YPF SA (Spain)	1,165	22,470
Royal Dutch Shell PLC, Class A (United Kingdom)	4,530	120,809
Royal Dutch Shell PLC, Class B (United Kingdom)	3,422	90,000
Schlumberger Ltd. (Netherlands Antilles)	2,839	144,051
Ship Finance International Ltd. (Bermuda)	1,123	13,352
Smith International, Inc.	2,104	61,521
Southwestern Energy Co.*	4,315	148,307
StatoilHydro ASA (Norway)	1,650	27,810
Total SA (France)	2,670	139,076
Union Drilling, Inc.*	1,734	11,687
Walter Industries, Inc.	720	13,133

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
ENERGY (Continued)
Whiting Petroleum Corp.*	611	$23,401
Woodside Petroleum Ltd. (Australia)	603	14,156
		3,085,430
FINANCIALS—13.6%
Aflac, Inc.	960	44,448
Alexander's, Inc. REIT*	86	18,301
Alexandria Real Estate Equities, Inc. REIT	452	20,015
Allianz SE (Germany)	535	44,269
American Equity Investment Life Holding Co.	3,788	23,561
American Express Co.	2,475	57,692
American International Group, Inc.	6,665	13,397
Apollo Investment Corp.	1,996	16,946
Aspen Insurance Holdings Ltd. (Bermuda)	1,351	24,899
Assicurazioni Generali S.p.A (Italy)	1,309	31,492
Assured Guaranty Ltd. (Bermuda)	1,322	14,859
AXA (France)	2,057	39,021
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,879	50,394
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	1,885	23,883
Banco Santander SA (Spain)	7,645	62,376
Bank of America Corp.	9,297	151,076
Bank of New York Mellon (The) Corp.	2,893	87,398
Barclays PLC (United Kingdom)	9,077	23,594
BioMed Realty Trust, Inc. REIT	1,122	10,457
BNP Paribas (France)	1,010	55,525
Capital One Financial Corp.	3,685	126,801
Capital Southwest Corp.	253	20,657
Charles Schwab (The) Corp.	2,420	44,359
Citigroup, Inc.	11,123	92,210
Commonwealth Bank of Australia (Australia)	1,358	30,147
Corporate Office Properties Trust REIT	731	21,718
Cousins Properties, Inc. REIT	165	1,779
Credit Suisse Group (Switzerland)	1,402	41,160
Deutsche Bank AG (Germany)	685	24,320
Digital Realty Trust, Inc. REIT	921	25,199
eHealth, Inc.*	1,845	20,240
Entertainment Properties Trust REIT	56	1,374
Equity One, Inc. REIT	1,255	20,770
Fifth Third Bancorp	5,096	48,718
First Cash Financial Services, Inc.*	1,573	24,256
Fortis (Belgium)	3,513	3,308
Franklin Resources, Inc.	592	35,964
GAMCO Investors, Inc., Class A	220	6,035
Goldman Sachs Group (The), Inc.	858	67,773
Greenhill & Co., Inc.	133	9,057
Highwoods Properties, Inc. REIT	909	21,707
Home Properties, Inc. REIT	40	1,560
HSBC Holdings PLC (United Kingdom)	13,855	152,008
ING Groep NV (Netherlands)	2,484	20,803
Interactive Brokers Group, Inc., Class A*	77	1,404
International Bancshares Corp.	1,059	24,887
Intesa Sanpaolo S.p.A (Italy)	10,124	30,317
JPMorgan Chase & Co.	6,757	213,927
Knight Capital Group, Inc., Class A*	1,831	30,303
LaBranche & Co., Inc.*	3,750	18,375
Lloyds TSB Group PLC (United Kingdom)	7,592	19,571
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,820	59,187

	Number of Shares	Market Value
FINANCIALS (Continued)
Mizuho Financial Group, Inc. (Japan)	12	$31,246
National Australia Bank Ltd. (Australia)	1,973	25,696
National Bank of Greece SA ADR (Greece)	5,563	21,418
National Retail Properties, Inc. REIT	430	5,766
Nationwide Health Properties, Inc. REIT	1,190	26,930
Northern Trust Corp.	2,105	96,598
Odyssey Re Holdings Corp.	958	43,100
optionsXpress Holdings, Inc.	141	1,987
Platinum Underwriters Holdings Ltd. (Bermuda)	821	25,229
Potlatch Corp. REIT	649	17,315
ProAssurance Corp.*	530	28,933
ProLogis REIT	3,108	11,904
Public Storage REIT	1,796	125,522
Realty Income Corp. REIT	1,476	29,800
Royal Bank of Scotland Group PLC (United Kingdom)	12,616	10,705
Senior Housing Properties Trust REIT	1,610	22,427
Simon Property Group, Inc. REIT	545	25,888
Sumitomo Mitsui Financial Group, Inc. (Japan)	8	28,978
SVB Financial Group*	462	18,503
T. Rowe Price Group, Inc.	2,897	99,106
Texas Capital Bancshares, Inc.*	1,988	31,907
U.S. Bancorp	3,950	106,571
UBS AG (Switzerland)*	2,959	36,907
UMB Financial Corp.	516	24,670
UniCredito Italiano S.p.A (Italy)	12,662	28,744
United Community Banks, Inc.	2,695	35,520
Vornado Realty Trust REIT	1,662	88,834
Waddell & Reed Financial, Inc., Class A	1,265	17,002
Washington Real Estate Investment Trust REIT	41	1,085
Wells Fargo & Co.	6,242	180,331
Westamerica Bancorp.	469	24,932
Westpac Banking Corp. (Australia)	2,217	25,828
Zurich Financial Services AG (Switzerland)	176	34,268
		3,407,147
HEALTH CARE—9.5%
Abbott Laboratories	3,091	161,937
Alexion Pharmaceuticals, Inc.*	930	31,304
Alliance Imaging, Inc.*	3,941	30,819
AMERIGROUP Corp.*	86	2,112
Amgen, Inc.*	2,143	119,022
AstraZeneca PLC (United Kingdom)	1,548	58,077
Bayer AG (Germany)	830	42,844
BioMarin Pharmaceuticals, Inc.*	1,168	19,891
Bio-Rad Laboratories, Inc., Class A*	396	29,367
Bruker Corp.*	2,335	10,975
CorVel Corp.*	1,008	22,277
Cross Country Healthcare, Inc.*	2,193	19,101
ev3, Inc.*	267	1,335
GlaxoSmithKline PLC (United Kingdom)	5,613	96,464
Halozyme Therapeutics, Inc.*	3,730	13,838
Hologic, Inc.*	3,108	43,698
Humana, Inc.*	2,001	60,490
Illumina, Inc.*	1,384	30,462

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
HEALTH CARE (Continued)
Insulet Corp.*	1,802	$8,812
Inverness Medical Innovations, Inc.*	1,073	18,853
Johnson & Johnson	5,742	336,367
Magellan Health Services, Inc.*	797	26,181
Masimo Corp.*	686	18,721
McKesson Corp.	3,181	111,144
Merck & Co., Inc.	4,704	125,691
Myriad Genetics, Inc.*	482	28,573
Novartis AG (Switzerland)	2,313	107,590
Onyx Pharmaceuticals, Inc.*	613	17,225
OSI Pharmaceuticals, Inc.*	642	23,882
Perrigo Co.	1,104	37,989
Pfizer, Inc.	14,018	230,317
Psychiatric Solutions, Inc.*	919	23,251
Roche Holding AG (Switzerland)	746	104,409
Sanofi-Aventis SA (France)	3,148	173,561
Takeda Pharmaceutical Co. Ltd. (Japan)	1,178	57,017
Thermo Fisher Scientific, Inc.*	933	33,289
United Therapeutics Corp.*	262	14,365
UnitedHealth Group, Inc.	3,346	70,299
Zimmer Holdings, Inc.*	604	22,541
		2,384,090
INDUSTRIALS—7.6%
3M Co.	1,579	105,682
ABB Ltd. (Switzerland)	2,691	34,738
Acuity Brands, Inc.	707	19,061
Aecom Technology Corp.*	1,388	36,768
Alstom SA (France)	248	13,154
Altra Holdings, Inc.*	1,932	14,876
American Science & Engineering, Inc.	597	45,294
BAE Systems PLC (United Kingdom)	3,725	20,248
Baldor Electric Co.	676	11,140
Barnes Group, Inc.	249	3,334
Beacon Roofing Supply, Inc.*	2,881	34,053
Belden, Inc.	285	4,965
Boeing (The) Co.	1,712	72,983
Brady Corp., Class A	753	15,549
Bucyrus International, Inc.	1,023	19,979
Burlington Northern Santa Fe Corp.	796	60,982
Caterpillar, Inc.	1,402	57,468
CLARCOR, Inc.	680	21,835
Cummins, Inc.	2,144	54,844
Danaher Corp.	676	37,613
Deutsche Post AG (Germany)	1,124	16,102
East Japan Railway Co. (Japan)	3	23,151
EMCOR Group, Inc.*	1,015	16,007
Emerson Electric Co.	1,648	59,147
First Advantage Corp., Class A*	88	1,106
Foster Wheeler Ltd. (Bermuda)*	1,836	40,869
FTI Consulting, Inc.*	633	34,714
Fuel Tech, Inc.*	1,736	15,346
General Dynamics Corp.	901	46,555
General Electric Co.	20,521	352,347
H&E Equipment Services, Inc.*	2,642	17,781
Illinois Tool Works, Inc.	1,204	41,080
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	2,998	47,009
Insituform Technologies, Inc., Class A*	1,859	30,134

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Komatsu Ltd. (Japan)	1,200	$14,413
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,446	23,412
Manpower, Inc.	947	29,812
Mitsubishi Corp. (Japan)	1,707	21,238
Mitsui & Co. Ltd. (Japan)	2,000	17,765
Moog, Inc., Class A*	622	20,016
Regal-Beloit Corp.	75	2,523
Schneider Electric SA (France)	297	18,628
Seaboard Corp.	15	13,515
Siemens AG (Germany)	908	54,232
Union Pacific Corp.	1,151	57,596
United Parcel Service, Inc., Class B	2,259	130,118
Vestas Wind Systems A/S (Denmark)*	216	9,667
Vinci SA (France)	579	23,202
Wabtec Corp.	579	22,344
Woodward Governor Co.	880	18,691
		1,903,086
INFORMATION TECHNOLOGY—11.3%
Amkor Technology, Inc.*	2,848	6,266
Anixter International, Inc.*	556	15,234
ANSYS, Inc.*	1,037	29,928
Apple, Inc.*	1,893	175,424
Aruba Networks, Inc.*	6,511	15,431
Benchmark Electronics, Inc.*	212	2,688
CACI International, Inc., Class A*	182	8,083
Canon, Inc. (Japan)	1,281	37,995
Cisco Systems, Inc.*	14,531	240,343
eBay, Inc.*	3,477	45,653
EMC Corp.*	5,772	61,010
Equinix, Inc.*	460	20,889
FLIR Systems, Inc.*	1,542	47,833
Foundry Networks, Inc.*	1,927	29,849
Google, Inc., Class A*	732	214,447
Hewlett-Packard Co.	5,593	197,321
Intel Corp.	12,171	167,960
International Business Machines Corp.	2,796	228,154
Itron, Inc.*	472	22,363
Ixia*	4,748	29,153
Jack Henry & Associates, Inc.	1,405	25,866
Lawson Software, Inc.*	811	3,179
Macrovision Solutions Corp.*	1,589	18,687
MasterCard, Inc., Class A	282	40,975
MEMC Electronic Materials, Inc.*	2,846	42,747
MICROS Systems, Inc.*	1,172	19,514
Microsemi Corp.*	1,129	22,004
Microsoft Corp.	20,966	423,933
Motorola, Inc.	5,468	23,567
Nextwave Wireless, Inc.*	8,566	1,028
Nintendo Co. Ltd. (Japan)	76	23,635
Nokia Oyj (Finland)	4,262	59,975
Nuance Communications, Inc.*	2,756	25,300
ON Semiconductor Corp.*	5,031	14,691
Parametric Technology Corp.*	1,572	18,172
Perot Systems Corp., Class A*	1,794	22,389
Plantronics, Inc.	88	1,118
Polycom, Inc.*	1,468	27,642

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
Quest Software, Inc.*	1,592	$21,253
RightNow Technologies, Inc.*	2,264	18,248
SAIC, Inc.*	2,688	47,846
SAP AG (Germany)	936	31,878
Skyworks Solutions, Inc.*	2,031	10,947
Sohu.com, Inc.*	422	20,484
SRA International, Inc., Class A*	169	2,538
Sybase, Inc.*	1,121	27,621
TechTarget*	3,185	14,587
Telefonaktiebolaget LM Ericsson (Sweden)	3,836	27,281
THQ, Inc.*	585	2,773
TIBCO Software, Inc.*	823	3,983
Toshiba Corp. (Japan)	4,000	14,615
Tyco Electronics Ltd. (Bermuda)	1,131	18,639
Universal Display Corp.*	2,621	19,107
ValueClick, Inc.*	1,289	7,953
Western Union (The) Co.	1,837	24,377
Xerox Corp.	9,910	69,271
Yahoo!, Inc.*	3,011	34,657
		2,828,504
MATERIALS—3.3%
Air Liquide SA (France)	297	25,193
Anglo American PLC (United Kingdom)	1,690	39,780
Aptargroup, Inc.	904	30,230
ArcelorMittal (Luxembourg)	1,199	28,458
BASF AG (Germany)	1,218	38,793
BHP Billiton Ltd. (Australia)	4,041	81,576
BHP Billiton PLC (United Kingdom)	2,935	53,548
CF Industries Holdings, Inc.	691	36,367
Coeur d'Alene Mines Corp.*	10,041	6,828
Dow Chemical (The) Co.	2,268	42,071
E.I. du Pont de Nemours & Co.	2,042	51,173
Flotek Industries, Inc.*	1,787	5,379
Freeport-McMoRan Copper & Gold, Inc.	997	23,918
Greif, Inc., Class A	666	22,078
H.B. Fuller Co.	210	3,725
Minerals Technologies, Inc.	37	1,737
Mosaic (The) Co.	1,059	32,141
Nippon Steel Corp. (Japan)	7,052	21,990
Rio Tinto Ltd. (Australia)	180	5,462
Rio Tinto PLC (United Kingdom)	1,660	40,959
Rockwood Holdings, Inc.*	982	8,779
Sensient Technologies Corp.	89	2,140
Terra Industries, Inc.	1,209	17,784
Texas Industries, Inc.	473	14,597
Valhi, Inc.	1,652	23,128
Vulcan Materials Co.	1,157	69,397
Weyerhaeuser Co.	2,271	85,435
Xstrata PLC (United Kingdom)	767	10,951
		823,617
TELECOMMUNICATION SERVICES—3.9%
AT&T, Inc.	13,662	390,186
BT Group PLC (United Kingdom)	9,842	20,418
Consolidated Communications Holdings, Inc.	2,332	23,740
Deutsche Telekom AG (Germany)	2,998	41,427
France Telecom SA (France)	1,920	49,262

	Number of Shares	Market Value
TELECOMMUNICATION SERVICES (Continued)
Koninklijke (Royal) KPN NV (Netherlands)	2,279	$31,342
Telefonica SA (Spain)	4,706	94,827
tw telecom, Inc.*	2,216	16,908
Verizon Communications, Inc.	6,034	197,010
Vodafone Group PLC (United Kingdom)	60,288	117,671
		982,791
UTILITIES—2.3%
E.ON AG (Germany)	2,211	77,236
Enel S.p.A (Italy)	6,123	38,129
Exelon Corp.	1,022	57,447
Iberdrola SA (Spain)	4,342	32,066
ITC Holdings Corp.	696	29,232
National Grid PLC (United Kingdom)	3,320	34,463
Nicor, Inc.	866	35,315
PG&E Corp.	4,163	158,361
PPL Corp.	998	33,822
RWE AG (Germany)	517	43,350
Suez SA (France)	21	806
Westar Energy, Inc.	1,843	37,284
		577,511
Total Common Stocks (Cost $31,059,773)		20,148,368
RIGHTS—0.0%
FINANCIALS—0.0%
Fortis Rights* (Belgium), expiring 12/31/14 (Cost $0)	3,513	0
	Principal Amount	Market Value
CORPORATE BONDS—9.7%
CONSUMER DISCRETIONARY—0.4%
CBS Corp. 7.875%, 7/30/30	$15,000	9,697
Comcast Corp. 6.45%, 3/15/37	20,000	15,757
Home Depot (The), Inc. 5.40%, 3/01/16	24,000	19,186
News America, Inc. 6.20%, 12/15/34	24,000	18,239
Time Warner Cable, Inc. 6.55%, 5/01/37	18,000	13,888
Time Warner, Inc. 7.70%, 5/01/32	19,000	16,474
Viacom, Inc. 6.25%, 4/30/16	15,000	12,455
		105,696
CONSUMER STAPLES—1.5%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	24,000	26,982
Kraft Foods 6.50%, 8/11/17	30,000	28,592
Procter & Gamble (The) Co. 5.55%, 3/05/37	282,000	277,039

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
CONSUMER STAPLES (Continued)
Wal-Mart Stores, Inc. 4.55%, 5/01/13	$5,000	$5,055
6.50%, 8/15/37	40,000	39,105
		376,773
ENERGY—0.3%
Anadarko Petroleum Corp. 5.95%, 9/15/16	25,000	21,930
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	19,000	16,186
ConocoPhillips 5.90%, 10/15/32	37,000	31,907
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	14,000	11,911
		81,934
FINANCIALS—4.5%
Allstate (The) Corp. 5.55%, 5/09/35	33,000	23,275
American Express Co. 6.80%, 9/01/66 (a)	110,000	60,712
American International Group, Inc. 6.25%, 3/15/37	250,000	68,498
Bear Stearns & Co., Inc. 7.25%, 2/01/18	30,000	30,423
Capital One Financial Corp. 6.15%, 9/01/16	15,000	9,985
Capmark Financial Group, Inc. 6.30%, 5/10/17	14,000	3,917
Citigroup, Inc. 8.30%, 12/21/57	205,000	123,886
Credit Suisse (USA), Inc. 7.125%, 7/15/32	95,000	89,761
Deutsche Bank AG London (Germany) 6.00%, 9/01/17	25,000	24,036
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	38,000	34,588
Goldman Sachs Group, Inc. 6.75%, 10/01/37	200,000	128,515
Goldman Sachs Group, LP 5.00%, 10/01/14	14,000	11,463
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	300,000	252,063
iStar Financial, Inc., Series 1 5.875%, 3/15/16	9,000	3,334
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	40,000	44,389
Lincoln National Corp. 7.00%, 5/17/66 (a)	175,000	68,957
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	16,000	14,257
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	9,000	7,442
SLM Corp., Series A MTN 5.375%, 5/15/14	9,000	6,331

	Principal Amount	Market Value
FINANCIALS (Continued)
Travelers (The) Cos., Inc. 6.25%, 3/15/37	$135,000	$74,742
Unilever Capital Corp. 5.90%, 11/15/32	25,000	23,397
Wells Fargo & Co. 5.00%, 11/15/14	14,000	13,674
		1,117,645
HEALTH CARE—1.8%
Abbott Laboratories 5.875%, 5/15/16	14,000	14,386
AmerisourceBergen Corp. 5.875%, 9/15/15	15,000	13,084
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	130,000	124,615
Bristol-Myers Squibb Co. 5.875%, 11/15/36	26,000	23,532
Eli Lilly & Co. 5.55%, 3/15/37	293,000	267,064
WellPoint, Inc. 5.25%, 1/15/16	14,000	12,017
		454,698
INDUSTRIALS—0.1%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	12,000	9,955
CSX Corp. 6.00%, 10/01/36	29,000	21,319
		31,274
INFORMATION TECHNOLOGY—0.1%
Oracle Corp. 5.25%, 1/15/16	25,000	23,762
MATERIALS—0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	32,000	29,059
CRH America, Inc. 6.00%, 9/30/16	12,000	8,082
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	11,000	8,988
Weyerhaeuser Co. 7.375%, 3/15/32	23,000	15,344
		61,473
TELECOMMUNICATION SERVICES—0.5%
BellSouth Corp. 6.00%, 11/15/34	42,000	31,848
Embarq Corp. 7.082%, 6/01/16	10,000	7,109
Verizon Global Funding Corp. 7.75%, 12/01/30	80,000	71,340
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	9,000	7,660
		117,957

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
UTILITIES—0.3%
Constellation Energy Group 4.55%, 6/15/15	$22,000	$17,532
Dominion Resources, Inc., Series C 5.15%, 7/15/15	14,000	12,182
Midamerican Energy Holdings Co. 6.125%, 4/01/36	22,000	17,490
Pacific Gas & Electric Co. 6.05%, 3/01/34	28,000	24,484
		71,688
Total Corporate Bonds (Amortized Cost $3,083,186)		2,442,900
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—7.5%
FEDERAL HOME LOAN MORTGAGE CORP.—0.5%
6.25%, 7/15/32	92,000	111,091
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.5%
5.00%, 4/15/15	48,000	51,935
5.00%, 5/11/17	70,000	74,357
		126,292
UNITED STATES TREASURY BONDS/NOTES—6.5%
3.50%, 2/15/10	200	207
4.50%, 5/15/10	505,000	532,065
4.75%, 5/15/14	290,900	333,512
7.50%, 11/15/16	100,000	130,531
8.125%, 8/15/19	122,500	171,730
7.625%, 2/15/25	40,400	60,805
6.25%, 5/15/30	44,800	61,243
5.00%, 5/15/37	60,000	75,628
4.375%, 2/15/38	230,000	266,531
		1,632,252
Total United States Government & Agencies Obligations (Amortized Cost $1,722,905)		1,869,635
SOVEREIGN BONDS—0.5%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	69,000	95,842
Republic of Italy (Italy) 5.25%, 9/20/16	25,000	27,181
United Mexican States (Mexico) 5.625%, 1/15/17	6,000	5,370
Total Sovereign Bonds (Amortized Cost $121,764)		128,393
Total Investments—98.0% (Amortized Cost $35,987,628)		$24,589,296
Cash Equivalents—1.3% (b)		341,741
Other assets less liabilities—0.7%		165,492
Net Assets—100.0%		$25,096,529

ADR - American Depositary Receipt.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

(a) Variable Rate Coupon. Stated interest rate was in effect at November 30, 2008.

(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 2.04% at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$20,148,368
Level 2—Other Significant Observable Inputs	4,440,928
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$24,589,296

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$19,026,140	75.8%
United Kingdom	1,720,802	6.9
France	656,638	2.6
Germany	578,365	2.3
Japan	552,991	2.2
Switzerland	536,980	2.1
Spain	262,133	1.0
Italy	231,747	0.9
Australia	211,925	0.9
Bermuda	184,857	0.8
Netherlands Antilles	144,051	0.6
Netherlands	121,610	0.5
Canada	112,028	0.5
Finland	59,975	0.2
Sweden	46,598	0.2
Luxembourg	28,458	0.1
Norway	27,810	0.1
Panama	23,883	0.1
Cayman Islands	22,542	0.1
Greece	21,418	0.1
Denmark	9,667	0.0
Mexico	5,370	0.0
Belgium	3,308	0.0
Total Investments	24,589,296	98.0
Cash Equivalents	341,741	1.3
Other assets less liabilities	165,492	0.7
Net Assets	$25,096,529	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—93.9%
CONSUMER DISCRETIONARY—7.7%
Aeropostale, Inc.*	991	$14,984
American Axle & Manufacturing Holdings, Inc.	4,595	11,579
Blyth, Inc.	2,485	20,601
Buffalo Wild Wings, Inc.*	1,203	27,621
CBS Corp., Class B	9,662	64,349
Champion Enterprises, Inc.*	10,715	7,822
Children's Place Retail Stores (The), Inc.*	63	1,477
Cinemark Holdings, Inc.	439	3,306
Comcast Corp., Class A	7,005	121,467
Compagnie Financiere Richemont SA, Class A (Switzerland)	690	11,975
Crown Media Holdings, Inc., Class A*	9,433	20,092
Daimler AG (Germany)	1,373	42,954
DeVry, Inc.	1,114	64,033
DIRECTV Group (The), Inc.*	2,742	60,351
Fossil, Inc.*	1,145	17,404
Fred's, Inc., Class A	2,764	31,786
Hennes & Mauritz AB, Class B (Sweden)	575	21,157
Home Depot (The), Inc.	4,529	104,665
HONDA MOTOR Co. Ltd. (Japan)	2,003	43,848
Hovnanian Enterprises, Inc., Class A*	4,621	10,120
J. Crew Group, Inc.*	990	10,039
Johnson Controls, Inc.	1,598	28,221
Las Vegas Sands Corp.*	1,230	6,359
Lear Corp.*	705	1,671
Life Time Fitness, Inc.*	199	2,979
LKQ Corp.*	1,961	20,434
LVMH Moet Hennessy Louis Vuitton SA (France)	319	18,045
Marvel Entertainment, Inc.*	1,238	36,459
McDonald's Corp.	2,625	154,220
National Presto Industries, Inc.	541	35,495
Netflix, Inc.*	931	21,394
Omnicom Group, Inc.	4,153	117,488
Panasonic Corp. (Japan)	2,289	27,493
Priceline.com, Inc.*	604	41,676
Regis Corp.	272	2,989
Sony Corp. (Japan)	1,490	28,832
Strayer Education, Inc.	216	51,756
Superior Industries International, Inc.	2,059	25,182
Target Corp.	2,024	68,330
Time Warner, Inc.	9,028	81,703
Toyota Motor Corp. (Japan)	3,795	119,533
Tupperware Brands Corp.	845	16,621
Vail Resorts, Inc.*	783	17,030
Vivendi (France)	1,464	41,333
Volkswagen AG (Germany)	179	63,672
Walt Disney (The) Co.	4,762	107,240
		1,847,785
CONSUMER STAPLES—11.6%
Archer-Daniels-Midland Co.	1,936	53,008
British American Tobacco PLC (United Kingdom)	2,287	59,589
Carrefour SA (France)	936	35,286
Casey's General Stores, Inc.	238	7,057

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Central European Distribution Corp.*	565	$13,357
Coca-Cola (The) Co.	5,900	276,533
CVS Caremark Corp.	3,595	104,003
Diageo PLC (United Kingdom)	3,230	44,953
Flowers Foods, Inc.	1,399	37,465
Fresh Del Monte Produce, Inc. (Cayman Islands)*	563	14,210
Groupe DANONE (France)	663	38,089
H.J. Heinz Co.	3,742	145,339
Kraft Foods, Inc., Class A	3,683	100,214
Nash Finch Co.	990	44,411
Nestle SA (Switzerland)	5,146	186,157
Philip Morris International, Inc.	5,105	215,227
Procter & Gamble (The) Co.	7,100	456,885
Reynolds American, Inc.	3,362	138,111
Ruddick Corp.	843	23,064
Safeway, Inc.	5,888	128,358
Tesco PLC (United Kingdom)	9,930	44,995
Unilever NV (Netherlands)	2,204	51,263
Unilever PLC (United Kingdom)	1,728	39,587
Wal-Mart Stores, Inc.	9,218	515,103
		2,772,264
ENERGY—14.4%
Alpha Natural Resources, Inc.*	947	21,014
BG Group PLC (United Kingdom)	4,716	66,576
BP PLC (United Kingdom)	26,193	211,710
Bristow Group, Inc.*	207	4,684
Chevron Corp.	5,722	452,095
ConocoPhillips	4,234	222,370
Crosstex Energy, Inc.	864	3,586
Dawson Geophysical Co.*	711	14,625
Delta Petroleum Corp.*	1,807	10,318
Encore Acquisition Co.*	881	23,294
ENI S.p.A (Italy)	3,755	84,478
Exterran Holdings, Inc.*	1,102	19,340
Exxon Mobil Corp.	13,687	1,097,013
GulfMark Offshore, Inc.*	36	1,019
Hercules Offshore, Inc.*	1,562	9,091
IHS, Inc., Class A*	1,011	36,689
Mariner Energy, Inc.*	1,471	16,166
Occidental Petroleum Corp.	2,265	122,627
Petrohawk Energy Corp.*	3,208	56,044
Pride International, Inc.*	2,388	38,709
Repsol YPF SA (Spain)	1,298	25,035
Royal Dutch Shell PLC, Class A (United Kingdom)	5,045	134,544
Royal Dutch Shell PLC, Class B (United Kingdom)	3,810	100,205
Schlumberger Ltd. (Netherlands Antilles)	3,161	160,389
Ship Finance International Ltd. (Bermuda)	1,250	14,863
Smith International, Inc.	2,343	68,509
Southwestern Energy Co.*	4,805	165,148
StatoilHydro ASA (Norway)	1,850	31,181
Total SA (France)	2,974	154,911
Union Drilling, Inc.*	1,931	13,015

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
ENERGY (Continued)
Walter Industries, Inc.	801	$14,610
Whiting Petroleum Corp.*	681	26,082
Woodside Petroleum Ltd. (Australia)	672	15,776
		3,435,716
FINANCIALS—15.9%
Aflac, Inc.	1,069	49,495
Alexander's, Inc. REIT*	96	20,429
Alexandria Real Estate Equities, Inc. REIT	503	22,273
Allianz SE (Germany)	595	49,233
American Equity Investment Life Holding Co.	4,219	26,242
American Express Co.	2,756	64,242
American International Group, Inc.	7,423	14,920
Apollo Investment Corp.	2,222	18,865
Aspen Insurance Holdings Ltd. (Bermuda)	1,504	27,719
Assicurazioni Generali S.p.A (Italy)	1,456	35,029
Assured Guaranty Ltd. (Bermuda)	1,472	16,545
AXA (France)	2,290	43,441
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,434	56,127
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	2,100	26,607
Banco Santander SA (Spain)	8,139	66,406
Bank of America Corp.	10,352	168,220
Bank of New York Mellon (The) Corp.	3,222	97,337
Barclays PLC (United Kingdom)	10,108	26,274
BioMed Realty Trust, Inc. REIT	1,250	11,650
BNP Paribas (France)	1,125	61,847
Capital One Financial Corp.	4,103	141,184
Capital Southwest Corp.	281	22,944
Charles Schwab (The) Corp.	2,695	49,399
Citigroup, Inc.	12,387	102,688
Commonwealth Bank of Australia (Australia)	1,513	33,587
Corporate Office Properties Trust REIT	814	24,184
Cousins Properties, Inc. REIT	173	1,865
Credit Suisse Group (Switzerland)	1,561	45,828
Deutsche Bank AG (Germany)	762	27,054
Digital Realty Trust, Inc. REIT	1,025	28,044
eHealth, Inc.*	2,054	22,532
Entertainment Properties Trust REIT	53	1,300
Equity One, Inc. REIT	1,397	23,120
Fifth Third Bancorp	5,675	54,253
First Cash Financial Services, Inc.*	1,752	27,016
Fortis (Belgium)	3,912	3,683
Franklin Resources, Inc.	659	40,034
GAMCO Investors, Inc., Class A	234	6,419
Goldman Sachs Group (The), Inc.	955	75,435
Greenhill & Co., Inc.	131	8,921
Highwoods Properties, Inc. REIT	1,012	24,167
Home Properties, Inc. REIT	31	1,209
HSBC Holdings PLC (United Kingdom)	15,429	169,277
ING Groep NV (Netherlands)	2,765	23,156
Interactive Brokers Group, Inc., Class A*	61	1,113
International Bancshares Corp.	1,180	27,730
Intesa Sanpaolo S.p.A (Italy)	11,271	33,752
JPMorgan Chase & Co.	7,525	238,242
Knight Capital Group, Inc., Class A*	2,039	33,745
LaBranche & Co., Inc.*	4,176	20,462
Lloyds TSB Group PLC (United Kingdom)	8,464	21,819

	Number of Shares	Market Value
FINANCIALS (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,075	$66,051
Mizuho Financial Group, Inc. (Japan)	13	33,850
National Australia Bank Ltd. (Australia)	2,198	28,627
National Bank of Greece SA ADR (Greece)	6,196	23,855
National Retail Properties, Inc. REIT	454	6,088
Nationwide Health Properties, Inc. REIT	1,325	29,985
Northern Trust Corp.	2,344	107,566
Odyssey Re Holdings Corp.	1,066	47,959
optionsXpress Holdings, Inc.	121	1,705
Platinum Underwriters Holdings Ltd. (Bermuda)	914	28,087
Potlatch Corp. REIT	722	19,263
ProAssurance Corp.*	590	32,208
ProLogis REIT	3,461	13,256
Public Storage REIT	2,000	139,780
Realty Income Corp. REIT	1,644	33,192
Royal Bank of Scotland Group PLC (United Kingdom)	14,275	12,113
Senior Housing Properties Trust REIT	1,793	24,976
Simon Property Group, Inc. REIT	607	28,833
Sumitomo Mitsui Financial Group, Inc. (Japan)	9	32,600
SVB Financial Group *	515	20,626
T. Rowe Price Group, Inc.	3,226	110,361
Texas Capital Bancshares, Inc.*	2,214	35,535
U.S. Bancorp	4,399	118,685
UBS AG (Switzerland)*	3,295	41,098
UMB Financial Corp.	574	27,443
UniCredito Italiano S.p.A (Italy)	14,099	32,006
United Community Banks, Inc.	3,001	39,553
Vornado Realty Trust REIT	1,850	98,883
Waddell & Reed Financial, Inc., Class A	1,408	18,924
Wells Fargo & Co.	6,951	200,814
Westamerica Bancorp.	522	27,750
Westpac Banking Corp. (Australia)	2,469	28,764
Zurich Financial Services AG (Switzerland)	195	37,968
		3,785,467
HEALTH CARE—11.1%
Abbott Laboratories	3,442	180,327
Alexion Pharmaceuticals, Inc.*	1,034	34,804
Alliance Imaging, Inc.*	4,389	34,322
AMERIGROUP Corp.*	83	2,038
Amgen, Inc.*	2,386	132,518
AstraZeneca PLC (United Kingdom)	1,723	64,642
Bayer AG (Germany)	924	47,696
BioMarin Pharmaceuticals, Inc.*	1,301	22,156
Bio-Rad Laboratories, Inc., Class A*	441	32,705
Bruker Corp.*	2,600	12,220
CorVel Corp.*	1,122	24,796
Cross Country Healthcare, Inc.*	2,441	21,261
ev3, Inc.*	287	1,435
GlaxoSmithKline PLC (United Kingdom)	6,244	107,309
Halozyme Therapeutics, Inc.*	4,154	15,411
Hologic, Inc.*	3,461	48,662
Humana, Inc.*	2,229	67,383
Illumina, Inc.*	1,540	33,895
Insulet Corp.*	2,007	9,814
Inverness Medical Innovations, Inc.*	1,195	20,996
Johnson & Johnson	6,395	374,620
Magellan Health Services, Inc.*	888	29,171

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
HEALTH CARE (Continued)
Masimo Corp.*	764	$20,850
McKesson Corp.	3,543	123,792
Merck & Co., Inc.	5,238	139,959
Myriad Genetics, Inc.*	537	31,833
Novartis AG (Switzerland)	2,576	119,824
Onyx Pharmaceuticals, Inc.*	682	19,164
OSI Pharmaceuticals, Inc.*	715	26,598
Perrigo Co.	1,230	42,324
Pfizer, Inc.	15,611	256,490
Psychiatric Solutions, Inc.*	1,023	25,882
Roche Holding AG (Switzerland)	831	116,305
Sanofi-Aventis SA (France)	3,506	193,299
Takeda Pharmaceutical Co. Ltd. (Japan)	1,259	60,937
Thermo Fisher Scientific, Inc.*	1,039	37,072
United Therapeutics Corp.*	292	16,010
UnitedHealth Group, Inc.	3,726	78,283
Zimmer Holdings, Inc.*	673	25,116
		2,651,919
INDUSTRIALS—8.9%
3M Co.	1,758	117,663
ABB Ltd. (Switzerland)	2,996	38,676
Acuity Brands, Inc.	788	21,244
Aecom Technology Corp.*	1,546	40,954
Alstom SA (France)	276	14,639
Altra Holdings, Inc.*	2,151	16,563
American Science & Engineering, Inc.	665	50,454
BAE Systems PLC (United Kingdom)	4,149	22,553
Baldor Electric Co.	753	12,409
Barnes Group, Inc.	267	3,575
Beacon Roofing Supply, Inc.*	3,209	37,930
Belden, Inc.	309	5,383
Boeing (The) Co.	1,906	81,253
Brady Corp., Class A	854	17,635
Bucyrus International, Inc.	1,140	22,264
Burlington Northern Santa Fe Corp.	886	67,876
Caterpillar, Inc.	1,561	63,985
CLARCOR, Inc.	758	24,339
Cummins, Inc.	2,387	61,059
Danaher Corp.	753	41,897
Deutsche Post AG (Germany)	1,252	17,936
East Japan Railway Co. (Japan)	4	30,868
EMCOR Group, Inc.*	1,130	17,820
Emerson Electric Co.	1,836	65,894
First Advantage Corp., Class A*	88	1,106
Foster Wheeler Ltd. (Bermuda)*	2,045	45,522
FTI Consulting, Inc.*	705	38,662
Fuel Tech, Inc.*	1,934	17,097
General Dynamics Corp.	1,004	51,877
General Electric Co.	22,852	392,370
H&E Equipment Services, Inc.*	2,943	19,806
Illinois Tool Works, Inc.	1,341	45,755
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	3,339	52,355
Insituform Technologies, Inc., Class A*	2,071	33,571
Komatsu Ltd. (Japan)	1,300	15,614
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,611	26,084
Manpower, Inc.	1,055	33,211
Mitsubishi Corp. (Japan)	1,903	23,676

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Mitsui & Co. Ltd. (Japan)	2,000	$17,765
Moog, Inc., Class A*	693	22,301
Regal-Beloit Corp.	67	2,254
Schneider Electric SA (France)	331	20,761
Seaboard Corp.	17	15,317
Siemens AG (Germany)	1,011	60,384
Union Pacific Corp.	1,282	64,151
United Parcel Service, Inc., Class B	2,512	144,692
Vestas Wind Systems A/S (Denmark)*	241	10,786
Vinci SA (France)	646	25,886
Wabtec Corp.	645	24,891
Woodward Governor Co.	979	20,794
		2,121,557
INFORMATION TECHNOLOGY—13.2%
Amkor Technology, Inc.*	3,171	6,976
Anixter International, Inc.*	619	16,961
ANSYS, Inc.*	1,155	33,333
Apple, Inc.*	2,108	195,348
Aruba Networks, Inc.*	7,250	17,183
Benchmark Electronics, Inc.*	194	2,460
CACI International, Inc., Class A*	196	8,704
Canon, Inc. (Japan)	1,504	44,609
Cisco Systems, Inc.*	16,182	267,650
eBay, Inc.*	3,871	50,826
EMC Corp.*	6,427	67,933
Equinix, Inc.*	513	23,295
FLIR Systems, Inc.*	1,730	53,665
Foundry Networks, Inc.*	2,146	33,242
Google, Inc., Class A*	805	235,833
Hewlett-Packard Co.	6,228	219,724
Intel Corp.	13,552	187,018
International Business Machines Corp.	3,114	254,102
Itron, Inc.*	525	24,875
Ixia*	5,287	32,462
Jack Henry & Associates, Inc.	1,564	28,793
Lawson Software, Inc.*	907	3,555
Macrovision Solutions Corp.*	1,770	20,815
MasterCard, Inc., Class A	314	45,624
MEMC Electronic Materials, Inc.*	3,169	47,598
MICROS Systems, Inc.*	1,305	21,728
Microsemi Corp.*	1,257	24,499
Microsoft Corp.	23,065	466,374
Motorola, Inc.	6,090	26,248
Nextwave Wireless, Inc.*	9,539	1,145
Nintendo Co. Ltd. (Japan)	97	30,166
Nokia Oyj (Finland)	4,746	66,786
Nuance Communications, Inc.*	3,068	28,164
ON Semiconductor Corp.*	5,603	16,361
Parametric Technology Corp.*	1,750	20,230
Perot Systems Corp., Class A*	1,997	24,923
Plantronics, Inc.	88	1,118
Polycom, Inc.*	1,635	30,787
Quest Software, Inc.*	1,773	23,670
RightNow Technologies, Inc.*	2,521	20,319
SAIC, Inc.*	2,994	53,293
SAP AG (Germany)	1,043	35,522
Skyworks Solutions, Inc.*	2,263	12,198
Sohu.com, Inc.*	470	22,814

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
SRA International, Inc., Class A*	181	$2,719
Sybase, Inc.*	1,248	30,751
TechTarget*	3,547	16,245
Telefonaktiebolaget LM Ericsson (Sweden)	4,242	30,169
THQ, Inc.*	683	3,237
TIBCO Software, Inc.*	905	4,380
Toshiba Corp. (Japan)	5,000	18,269
Tyco Electronics Ltd. (Bermuda)	1,260	20,765
Universal Display Corp.*	2,919	21,280
ValueClick, Inc.*	1,461	9,014
Western Union (The) Co.	2,045	27,137
Xerox Corp.	11,036	77,142
Yahoo!, Inc.*	3,353	38,593
		3,148,630
MATERIALS—3.8%
Air Liquide SA (France)	331	28,077
Anglo American PLC (United Kingdom)	1,882	44,299
Aptargroup, Inc.	998	33,373
ArcelorMittal (Luxembourg)	1,336	31,710
BASF AG (Germany)	1,356	43,188
BHP Billiton Ltd. (Australia)	4,500	90,842
BHP Billiton PLC (United Kingdom)	3,269	59,643
CF Industries Holdings, Inc.	769	40,472
Coeur d'Alene Mines Corp.*	11,182	7,604
Dow Chemical (The) Co.	2,526	46,857
E.I. du Pont de Nemours & Co.	2,274	56,986
Flotek Industries, Inc.*	1,989	5,987
Freeport-McMoRan Copper & Gold, Inc.	1,111	26,653
Greif, Inc., Class A	742	24,597
H.B. Fuller Co.	232	4,116
Minerals Technologies, Inc.	36	1,690
Mosaic (The) Co.	1,180	35,813
Nippon Steel Corp. (Japan)	8,020	25,009
Rio Tinto Ltd. (Australia)	194	5,887
Rio Tinto PLC (United Kingdom)	1,848	45,597
Rockwood Holdings, Inc.*	1,093	9,771
Sensient Technologies Corp.	84	2,019
Terra Industries, Inc.	1,346	19,800
Texas Industries, Inc.	527	16,263
Valhi, Inc.	1,839	25,746
Vulcan Materials Co.	1,288	77,255
Weyerhaeuser Co.	2,529	95,142
Xstrata PLC (United Kingdom)	854	12,193
		916,589
TELECOMMUNICATION SERVICES—4.6%
AT&T, Inc.	15,214	434,512
BT Group PLC (United Kingdom)	10,959	22,735
Consolidated Communications Holdings, Inc.	2,597	26,437
Deutsche Telekom AG (Germany)	3,340	46,153
France Telecom SA (France)	2,138	54,855
Koninklijke (Royal) KPN NV (Netherlands)	2,539	34,917
Telefonica SA (Spain)	5,240	105,587
tw telecom, Inc.*	2,444	18,648
Verizon Communications, Inc.	6,719	219,375
Vodafone Group PLC (United Kingdom)	67,136	131,038
		1,094,257

	Number of Shares	Market Value
UTILITIES—2.7%
E.ON AG (Germany)	2,460	$85,935
Enel S.p.A (Italy)	6,813	42,425
Exelon Corp.	1,139	64,023
Iberdrola SA (Spain)	4,834	35,699
ITC Holdings Corp.	774	32,508
National Grid PLC (United Kingdom)	3,695	38,356
Nicor, Inc.	965	39,353
PG&E Corp.	4,636	176,354
PPL Corp.	1,110	37,618
RWE AG (Germany)	575	48,213
Suez SA (France)	10	384
Westar Energy, Inc.	2,052	41,512
		642,380
Total Common Stocks (Cost $34,987,415)		22,416,564
RIGHTS—0.0%
FINANCIALS—0.0%
Fortis Rights* (Belgium), expiring 12/31/14 (Cost $0)	3,912	0
	Principal Amount	Market Value
CORPORATE BONDS—3.4%
CONSUMER DISCRETIONARY—0.4%
CBS Corp. 7.875%, 7/30/30	$4,000	2,586
Comcast Corp. 6.45%, 3/15/37	39,000	30,728
Home Depot (The), Inc. 5.40%, 3/01/16	3,000	2,398
News America, Inc. 6.20%, 12/15/34	29,000	22,038
Time Warner Cable, Inc. 6.55%, 5/01/37	26,000	20,060
Time Warner Cable, Inc. 144A 6.55%, 5/01/37	10,000	7,715
Time Warner, Inc. 7.70%, 5/01/32	4,000	3,468
Viacom, Inc. 6.25%, 4/30/16	5,000	4,152
		93,145
CONSUMER STAPLES—0.4%
CVS Caremark Corp. 6.302%, 6/01/37 (a)	16,000	8,806
Pepsi Bottling Group, Inc., Series B 7.00%, 3/01/29	4,000	4,032
Procter & Gamble (The) Co. 5.55%, 3/05/37	41,000	40,279
Wal-Mart Stores, Inc. 6.50%, 8/15/37	48,000	46,926
		100,043

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
ENERGY—0.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16	$2,000	$1,754
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	2,000	1,704
ConocoPhillips 5.90%, 10/15/32	25,000	21,558
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	2,000	1,702
		26,718
FINANCIALS—1.3%
Allstate (The) Corp. 5.55%, 5/09/35	31,000	21,864
American Express Co. 6.80%, 9/01/66 (a)	64,000	35,324
American International Group, Inc. 6.25%, 3/15/37	22,000	6,028
Capital One Financial Corp. 6.15%, 9/01/16	7,000	4,660
Capmark Financial Group, Inc. 6.30%, 5/10/17	10,000	2,798
Citigroup Capital XXI 8.30%, 12/21/57 (a)	58,000	35,051
Credit Suisse (USA), Inc. 7.125%, 7/15/32	25,000	23,621
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	6,000	5,461
Goldman Sachs Group, LP 5.00%, 10/01/14	2,000	1,638
Goldman Sachs Group (The), Inc. 6.75%, 10/01/37	61,000	39,197
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	48,000	40,330
iStar Financial, Inc., Series 1 5.875%, 3/15/16	3,000	1,111
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	8,000	8,878
Lincoln National Corp. 7.00%, 5/17/66 (a)	55,000	21,672
Merrill Lynch & Co., Inc. 6.875%, 4/25/18	3,000	2,830
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	2,000	1,654
SLM Corp., Series A MTN 5.375%, 5/15/14	2,000	1,407
Travelers (The) Cos., Inc. 6.25%, 3/15/37 (a)	41,000	22,699
Unilever Capital Corp. 5.90%, 11/15/32	31,000	29,012
Wells Fargo & Co. 5.00%, 11/15/14	2,000	1,953
		307,188
HEALTH CARE—0.4%
Abbott Laboratories 5.875%, 5/15/16	2,000	2,055
Bristol-Myers Squibb Co. 5.875%, 11/15/36	46,000	41,632

	Principal Amount	Market Value
HEALTH CARE (Continued)
Eli Lilly & Co. 5.55%, 3/15/37	$41,000	$37,371
WellPoint, Inc. 5.25%, 1/15/16	2,000	1,717
		82,775
INDUSTRIALS—0.2%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	40,000	33,182
CSX Corp. 6.00%, 10/01/36	29,000	21,320
		54,502
MATERIALS—0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	8,000	7,265
CRH America, Inc. 6.00%, 9/30/16	5,000	3,367
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	38,000	31,049
Weyerhaeuser Co. 7.375%, 3/15/32	5,000	3,336
		45,017
TELECOMMUNICATION SERVICES—0.2%
BellSouth Corp. 6.00%, 11/15/34	32,000	24,265
Embarq Corp. 7.082%, 6/01/16	5,000	3,555
Verizon Global Funding Corp. 7.75%, 12/01/30	24,000	21,402
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	2,000	1,702
		50,924
UTILITIES—0.2%
Constellation Energy Group 4.55%, 6/15/15	2,000	1,594
Dominion Resources, Inc., Series C 5.15%, 7/15/15	2,000	1,740
Midamerican Energy Holdings Co. 6.125%, 4/01/36	29,000	23,055
Pacific Gas & Electric Co. 6.05%, 3/01/34	25,000	21,861
		48,250
Total Corporate Bonds (Amortized Cost $1,048,233)		808,562
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—0.9%
FEDERAL HOME LOAN MORTGAGE CORP.—0.0%
6.25%, 7/15/32	2,000	2,415
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.0%
5.00%, 4/15/15	4,000	4,328

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
UNITED STATE TREASURY BONDS/NOTES—0.9%
3.50%, 2/15/10	$100	$103
4.50%, 5/15/10	55,000	57,948
4.875%, 4/30/11	35,000	38,227
4.75%, 5/15/14	200	229
7.625%, 2/15/25	4,100	6,171
6.25%, 5/15/30	3,200	4,375
5.00%, 5/15/37	2,000	2,521
4.375%, 2/15/38	90,000	104,293
		213,867
Total United States Government & Agencies Obligations (Amortized Cost $197,702)		220,610
SOVEREIGN BONDS—0.0%
Province of Quebec Canada (Canada) 7.50%, 9/15/29 (Amortized Cost $7,783)	6,000	8,334
Total Investments—98.2% (Amortized Cost $36,241,133)		$23,454,070
Cash Equivalents—1.2% (b)		282,474
Other assets less liabilities—0.6%		139,994
Net Assets—100.0%		$23,876,538

ADR - American Depositary Receipt.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate market value of these securities amounted to $7,715 or 0.0% of net assets.

(a) Variable rate coupon. Stated investment rate was in effect at November 30, 2008.

(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 2.04% at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$22,416,564
Level 2—Other Significant Observable Inputs	1,037,506
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$23,454,070

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$17,875,567	74.9%
United Kingdom	1,547,548	6.5
France	730,853	3.1
Japan	619,120	2.6
Switzerland	597,831	2.5
Germany	576,818	2.4
Spain	288,854	1.2
Italy	227,690	1.0
Australia	210,748	0.9
Bermuda	205,856	0.8
Netherlands Antillies	160,389	0.7
Netherlands	135,420	0.6
Finland	66,786	0.3
Cayman Islands	45,259	0.2
Sweden	51,326	0.2
Luxembourg	31,710	0.1
Norway	31,181	0.1
Panama	26,607	0.1
Denmark	10,786	0.0
Canada	10,038	0.0
Belgium	3,683	0.0
Total Investments	23,454,070	98.2
Cash Equivalents	282,474	1.2
Other assets less liabilities	139,994	0.6
Net Assets	$23,876,538	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS—10.1%
CONSUMER DISCRETIONARY—0.9%
American Axle & Manufacturing Holdings, Inc.	587	$1,479
Blyth, Inc.	352	2,918
Buffalo Wild Wings, Inc.*	161	3,697
CBS Corp., Class B	1,180	7,859
Champion Enterprises, Inc.*	1,425	1,040
Comcast Corp., Class A	801	13,889
Compagnie Financiere Richemont SA, Class A (Switzerland)	81	1,406
Crown Media Holdings, Inc., Class A*	1,238	2,637
Daimler AG (Germany)	156	4,880
DeVry, Inc.	136	7,817
DIRECTV Group (The), Inc.*	308	6,779
Fred's, Inc., Class A	419	4,819
Hennes & Mauritz AB, Class B (Sweden)	83	3,054
Home Depot (The), Inc.	583	13,473
HONDA MOTOR Co. Ltd. (Japan)	232	5,079
Hovnanian Enterprises, Inc., Class A*	628	1,375
Johnson Controls, Inc.	198	3,497
Las Vegas Sands Corp.*	150	776
LKQ Corp.*	291	3,032
LVMH Moet Hennessy Louis Vuitton SA (France)	41	2,319
Marvel Entertainment, Inc.*	168	4,948
McDonald's Corp.	293	17,214
National Presto Industries, Inc.	86	5,642
Omnicom Group, Inc.	495	14,004
Priceline.com, Inc.*	76	5,244
Sony Corp. (Japan)	183	3,541
Strayer Education, Inc.	30	7,188
Superior Industries International, Inc.	280	3,424
Target Corp.	260	8,778
Time Warner, Inc.	1,066	9,647
Toyota Motor Corp. (Japan)	400	12,599
Tupperware Brands Corp.	141	2,773
Vivendi (France)	167	4,715
Volkswagen AG (Germany)	20	7,114
Walt Disney (The) Co.	532	11,981
		210,637
CONSUMER STAPLES—1.2%
Archer-Daniels-Midland Co.	235	6,434
British American Tobacco PLC (United Kingdom)	256	6,670
Carrefour SA (France)	102	3,845
Central European Distribution Corp.*	66	1,560
Coca-Cola (The) Co.	625	29,294
CVS Caremark Corp.	434	12,556
Diageo PLC (United Kingdom)	365	5,080
Flowers Foods, Inc.	202	5,410
Groupe DANONE (France)	75	4,309
H.J. Heinz Co.	435	16,895
Kraft Foods, Inc., Class A	431	11,728
Nash Finch Co.	142	6,370
Nestle SA (Switzerland)	578	20,909
Philip Morris International, Inc.	572	24,116
Procter & Gamble (The) Co.	766	49,292
Reynolds American, Inc.	404	16,596

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Safeway, Inc.	736	$16,045
Tesco PLC (United Kingdom)	1,093	4,953
Unilever NV (Netherlands)	245	5,698
Unilever PLC (United Kingdom)	196	4,490
Wal-Mart Stores, Inc.	1,010	56,438
		308,688
CONSUMER STAPLES—1.6%
Alpha Natural Resources, Inc.*	109	2,419
BG Group PLC (United Kingdom)	522	7,369
BP PLC (United Kingdom)	2,928	23,666
Chevron Corp.	625	49,381
ConocoPhillips	475	24,947
Dawson Geophysical Co.*	99	2,036
Delta Petroleum Corp.*	225	1,285
Encore Acquisition Co.*	106	2,803
ENI S.p.A (Italy)	418	9,404
Exterran Holdings, Inc.*	141	2,475
Exxon Mobil Corp.	1,450	116,218
Hercules Offshore, Inc.*	206	1,199
IHS, Inc., Class A*	132	4,790
Mariner Energy, Inc.*	202	2,220
Occidental Petroleum Corp.	254	13,752
Petrohawk Energy Corp.*	367	6,411
Pride International, Inc.*	296	4,798
Repsol YPF SA (Spain)	146	2,816
Royal Dutch Shell PLC, Class A (United Kingdom)	565	15,068
Royal Dutch Shell PLC, Class B (United Kingdom)	427	11,230
Schlumberger Ltd. (Netherlands Antilles)	345	17,505
Ship Finance International Ltd. (Bermuda)	201	2,390
Smith International, Inc.	270	7,895
Southwestern Energy Co.*	544	18,697
StatoilHydro ASA (Norway)	208	3,506
Total SA (France)	331	17,241
Union Drilling, Inc.*	268	1,806
Walter Industries, Inc.	95	1,733
Whiting Petroleum Corp.*	83	3,179
Woodside Petroleum Ltd. (Australia)	86	2,019
		380,258
FINANCIALS—1.6%
Aflac, Inc.	145	6,714
Alexandria Real Estate Equities, Inc. REIT	81	3,587
Allianz SE (Germany)	67	5,544
American Equity Investment Life Holding Co.	702	4,366
American Express Co.	322	7,506
American International Group, Inc.	866	1,741
Apollo Investment Corp.	319	2,708
Assicurazioni Generali S.p.A (Italy)	178	4,282
AXA (France)	265	5,027
Banco Bilbao Vizcaya Argentaria SA (Spain)	613	6,332
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	240	3,041
Banco Santander SA (Spain)	155	1,265
Bank of America Corp.	1,131	18,378

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
FINANCIALS (Continued)
Bank of New York Mellon (The) Corp.	384	$11,601
Barclays PLC (United Kingdom)	1,156	3,005
BNP Paribas (France)	126	6,927
Capital One Financial Corp.	473	16,275
Charles Schwab (The) Corp.	317	5,811
Citigroup, Inc.	1,306	10,827
Commonwealth Bank of Australia (Australia)	160	3,552
Credit Suisse Group (Switzerland)	171	5,020
Deutsche Bank AG (Germany)	85	3,018
Digital Realty Trust, Inc. REIT	163	4,460
eHealth, Inc.*	290	3,181
Fifth Third Bancorp	674	6,443
First Cash Financial Services, Inc.*	233	3,593
Fortis (Belgium)	445	419
Franklin Resources, Inc.	86	5,225
Goldman Sachs Group (The), Inc.	110	8,689
HSBC Holdings PLC (United Kingdom)	1,715	18,815
ING Groep NV (Netherlands)	300	2,512
Intesa Sanpaolo S.p.A (Italy)	1,267	3,794
JPMorgan Chase & Co.	853	27,005
LaBranche & Co., Inc.*	545	2,671
Lloyds TSB Group PLC (United Kingdom)	970	2,501
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,433	7,839
Mizuho Financial Group, Inc. (Japan)	2	5,208
National Australia Bank Ltd. (Australia)	230	2,996
National Bank of Greece SA ADR (Greece)	658	2,533
Nationwide Health Properties, Inc. REIT	211	4,775
Northern Trust Corp.	273	12,528
Odyssey Re Holdings Corp.	196	8,818
ProLogis REIT	437	1,674
Public Storage REIT	254	17,751
Realty Income Corp. REIT	290	5,855
Reinet Investments SCA (Luxembourg)*	10	82
Royal Bank of Scotland Group PLC (United Kingdom)	1,666	1,414
Senior Housing Properties Trust REIT	299	4,165
Simon Property Group, Inc. REIT	86	4,085
Sumitomo Mitsui Financial Group, Inc. (Japan)	1	3,622
T. Rowe Price Group, Inc.	374	12,795
Texas Capital Bancshares, Inc.*	320	5,136
U.S. Bancorp	550	14,838
UBS AG (Switzerland)*	360	4,490
UMB Financial Corp.	91	4,351
UniCredito Italiano S.p.A (Italy)	1,576	3,578
Vornado Realty Trust REIT	235	12,561
Waddell & Reed Financial, Inc., Class A	193	2,594
Wells Fargo & Co.	828	23,920
Westpac Banking Corp. (Australia)	263	3,064
Zurich Financial Services AG (Switzerland)	23	4,478
		400,985
HEALTH CARE—1.2%
Abbott Laboratories	375	19,646
Alexion Pharmaceuticals, Inc.*	133	4,477
Alliance Imaging, Inc.*	630	4,927
Amgen, Inc.*	277	15,385
AstraZeneca PLC (United Kingdom)	194	7,278
Bayer AG (Germany)	102	5,265

	Number of Shares	Market Value
HEALTH CARE (Continued)
BioMarin Pharmaceuticals, Inc.*	164	$2,793
Bio-Rad Laboratories, Inc., Class A*	54	4,005
CorVel Corp.*	147	3,249
Cross Country Healthcare, Inc.*	345	3,005
GlaxoSmithKline PLC (United Kingdom)	699	12,013
Halozyme Therapeutics, Inc.*	537	1,992
Hologic, Inc.*	414	5,821
Humana, Inc.*	248	7,497
Illumina, Inc.*	120	2,641
Insulet Corp.*	260	1,271
Inverness Medical Innovations, Inc.*	151	2,653
Johnson & Johnson	679	39,776
McKesson Corp.	415	14,500
Merck & Co., Inc.	574	15,337
Myriad Genetics, Inc.*	67	3,972
Novartis AG (Switzerland)	290	13,489
OSI Pharmaceuticals, Inc.*	103	3,832
Perrigo Co.	162	5,574
Pfizer, Inc.	1,717	28,210
Psychiatric Solutions, Inc.*	150	3,795
Roche Holding AG (Switzerland)	95	13,296
Sanofi-Aventis SA (France)	176	9,704
Takeda Pharmaceutical Co. Ltd. (Japan)	166	8,035
Thermo Fisher Scientific, Inc.*	131	4,674
United Therapeutics Corp.*	40	2,193
UnitedHealth Group, Inc.	416	8,740
Zimmer Holdings, Inc.*	86	3,210
		282,255
INDUSTRIALS—1.0%
3M Co.	213	14,256
ABB Ltd. (Switzerland)	340	4,389
Aecom Technology Corp.*	201	5,324
Alstom SA (France)	33	1,750
Altra Holdings, Inc.*	324	2,495
American Science & Engineering, Inc.	96	7,284
BAE Systems PLC (United Kingdom)	500	2,718
Beacon Roofing Supply, Inc.*	414	4,893
Boeing (The) Co.	228	9,720
Bucyrus International, Inc.	138	2,695
Burlington Northern Santa Fe Corp.	106	8,121
Caterpillar, Inc.	189	7,747
Cummins, Inc.	278	7,111
Danaher Corp.	100	5,564
Deutsche Post AG (Germany)	144	2,063
East Japan Railway Co. (Japan)	1	7,717
Emerson Electric Co.	221	7,932
Foster Wheeler Ltd. (Bermuda)*	239	5,320
FTI Consulting, Inc.*	93	5,100
General Dynamics Corp.	127	6,562
General Electric Co.	2,536	43,542
H&E Equipment Services, Inc.*	453	3,049
Illinois Tool Works, Inc.	181	6,176
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	410	6,429
Insituform Technologies, Inc., Class A*	300	4,863
Komatsu Ltd. (Japan)	166	1,994
Koninklijke (Royal) Philips Electronics NV (Netherlands)	188	3,044

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Manpower, Inc.	146	$4,596
Mitsubishi Corp. (Japan)	216	2,687
Schneider Electric SA (France)	40	2,509
Siemens AG (Germany)	115	6,869
Union Pacific Corp.	151	7,556
United Parcel Service, Inc., Class B	280	16,128
Vestas Wind Systems A/S (Denmark)*	30	1,343
Vinci SA (France)	78	3,126
Wabtec Corp.	95	3,666
Woodward Governor Co.	137	2,910
		239,248
INFORMATION TECHNOLOGY—1.4%
Anixter International, Inc.*	101	2,767
ANSYS, Inc.*	158	4,560
Apple, Inc.*	235	21,777
Aruba Networks, Inc.*	983	2,330
Canon, Inc. (Japan)	166	4,924
Cisco Systems, Inc.*	1,804	29,838
eBay, Inc.*	487	6,394
EMC Corp.*	785	8,297
Equinix, Inc.*	68	3,088
FLIR Systems, Inc.*	211	6,545
Google, Inc., Class A*	87	25,488
Hewlett-Packard Co.	695	24,520
Intel Corp.	1,605	22,149
International Business Machines Corp.	324	26,438
Itron, Inc.*	67	3,174
Ixia*	708	4,347
MasterCard, Inc., Class A	37	5,376
MEMC Electronic Materials, Inc.*	375	5,633
MICROS Systems, Inc.*	211	3,513
Microsoft Corp.	2,625	53,078
Motorola, Inc.	805	3,470
Nextwave Wireless, Inc.*	1,287	154
Nokia Oyj (Finland)	511	7,191
Nuance Communications, Inc.*	399	3,663
ON Semiconductor Corp.*	752	2,196
Polycom, Inc.*	252	4,745
RightNow Technologies, Inc.*	340	2,740
SAIC, Inc.*	448	7,974
SAP AG (Germany)	156	5,313
Sohu.com, Inc.*	54	2,621
Sybase, Inc.*	201	4,953
TechTarget*	505	2,313
Telefonaktiebolaget LM Ericsson (Sweden)	437	3,108
Toshiba Corp. (Japan)	833	3,044
Tyco Electronics Ltd. (Bermuda)	174	2,868
Universal Display Corp.*	403	2,938
Western Union (The) Co.	320	4,246
Xerox Corp.	1,383	9,667
Yahoo!, Inc.*	410	4,719
		342,159
MATERIALS—0.4%
Air Liquide SA (France)	36	3,054
Anglo American PLC (United Kingdom)	210	4,943
AptarGroup, Inc.	137	4,581

	Number of Shares	Market Value
MATERIALS (Continued)
ArcelorMittal (Luxembourg)	148	$3,513
BASF AG (Germany)	151	4,809
BHP Billiton Ltd. (Australia)	515	10,396
BHP Billiton PLC (United Kingdom)	364	6,641
CF Industries Holdings, Inc.	88	4,631
Dow Chemical (The) Co.	309	5,732
E.I. du Pont de Nemours & Co.	264	6,616
Flotek Industries, Inc.*	259	780
Freeport-McMoRan Copper & Gold, Inc.	127	3,047
Greif, Inc., Class A	102	3,381
Mosaic (The) Co.	129	3,915
Nippon Steel Corp. (Japan)	833	2,598
Rio Tinto PLC (United Kingdom)	186	4,589
Rockwood Holdings, Inc.*	148	1,323
Terra Industries, Inc.	162	2,383
Valhi, Inc.	221	3,094
Vulcan Materials Co.	157	9,417
Weyerhaeuser Co.	297	11,174
Xstrata PLC (United Kingdom)	94	1,342
		101,959
TELECOMMUNICATION SERVICES—0.5%
AT&T, Inc.	1,684	48,094
BT Group PLC (United Kingdom)	1,249	2,591
Consolidated Communications Holdings, Inc.	381	3,879
Deutsche Telekom AG (Germany)	369	5,099
France Telecom SA (France)	239	6,132
Koninklijke (Royal) KPN NV (Netherlands)	285	3,919
Telefonica SA (Spain)	585	11,788
tw telecom, Inc.*	341	2,602
Verizon Communications, Inc.	747	24,390
Vodafone Group PLC (United Kingdom)	7,492	14,623
		123,117
UTILITIES—0.3%
E.ON AG (Germany)	277	9,677
Enel S.p.A (Italy)	775	4,826
Exelon Corp.	35	1,967
GDF Suez (France)	147	5,867
Iberdrola SA (Spain)	546	4,032
ITC Holdings Corp.	125	5,250
National Grid PLC (United Kingdom)	429	4,453
PG&E Corp.	615	23,396
PPL Corp.	181	6,134
RWE AG (Germany)	65	5,450
Suez SA (France)	3	115
Westar Energy, Inc.	379	7,667
		78,834
Total Common Stocks (Cost $3,750,561)		2,468,140
RIGHTS—0.0%
FINANCIALS—0.0%
Fortis Rights* (Belgium), expiring 12/31/14 (Cost $0)	445	0

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
COPORATE BONDS—11.2%
CONSUMER DISCRETIONARY—0.3%
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	$49,000	$48,986
Home Depot (The), Inc. 5.40%, 3/01/16	41,000	32,777
		81,763
CONSUMER STAPLES—0.4%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	29,000	26,899
Kroger (The) Co. 5.50%, 2/01/13	24,000	22,754
Wal-Mart Stores, Inc. 4.55%, 5/01/13	49,000	49,535
		99,188
ENERGY—0.6%
Apache Corp. 5.25%, 4/15/13	34,000	33,575
Hess Corp. 6.65%, 8/15/11	44,000	41,873
Kinder Morgan Energy Partners LP 6.75%, 3/15/11	34,000	32,705
Spectra Energy Capital LLC 6.25%, 2/15/13	49,000	46,768
		154,921
FINANCIALS—7.9%
American Express Co. 4.875%, 7/15/13	69,000	58,064
Ameriprise Financial, Inc. 5.35%, 11/15/10	24,000	20,508
Bank of America Corp. 4.875%, 1/15/13	79,000	75,742
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	49,000	48,936
Boston Properties LP 6.25%, 1/15/13	49,000	38,652
Capital One Financial Corp. 6.15%, 9/01/16	41,000	27,292
Citigroup, Inc. 6.00%, 2/21/12	129,000	122,744
European Investment Bank (Supranational) 4.625%, 5/15/14	239,000	252,755
General Electric Capital Corp. Series A MTN 7.375%, 1/19/10	24,000	24,512
5.875%, 2/15/12	24,000	23,927
Genworth Financial, Inc. 5.75%, 6/15/14	49,000	15,865
Goldman Sachs Group, LP 5.00%, 10/01/14	99,000	81,062
HSBC Finance Corp. 6.375%, 11/27/12	129,000	122,377
International Bank for Reconstruction & Development (Supranational) 4.125%, 8/12/09	194,000	197,383

	Principal Amount	Market Value
FINANCIALS (Continued)
International Lease Finance Corp. Series Q MTN 5.75%, 6/15/11	$129,000	$90,972
John Deere Capital Corp. 7.00%, 3/15/12	74,000	75,260
JP Morgan Chase & Co. 5.75%, 1/02/13	24,000	23,199
5.875%, 6/13/16	70,000	67,328
Kreditanstalt fuer Wiederaufbau (Germany) 4.25%, 6/15/10	79,000	82,274
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	24,000	21,385
Merrill Lynch & Co, Inc., Series C MTN 5.00%, 1/15/15	41,000	36,881
MetLife, Inc. 5.00%, 6/15/15	41,000	33,776
Morgan Stanley 5.30%, 3/01/13	108,000	92,358
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	29,000	28,605
Prudential Financial, Inc. 5.10%, 9/20/14	12,000	9,382
US Bank Series 4.95%, 10/30/14	50,000	46,972
Wachovia Corp. 5.25%, 8/01/14	74,000	61,231
Wells Fargo & Co. 4.875%, 1/12/11	139,000	137,559
		1,917,001
HEALTH CARE—0.1%
UnitedHealth Group, Inc. 4.875%, 3/15/15	29,000	24,148
INDUSTRIALS—0.5%
United Technologies Corp. 4.375%, 5/01/10	129,000	129,681
INFORMATION TECHNOLOGY—0.6%
International Business Machines Corp. 4.25%, 9/15/09	119,000	120,054
Oracle Corp. 5.25%, 1/15/16	29,000	27,563
		147,617
TELECOMMUNICATION SERVICES—0.2%
Embarq Corp. 7.082%, 6/01/16	24,000	17,062
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	24,000	24,313
		41,375
UTILITIES—0.6%
Constellation Energy Group, Inc. 4.55%, 6/15/15	33,000	26,297
Dominion Resources, Inc., Series C 5.15%, 7/15/15	41,000	35,676
Exelon Generation Co. LLC 5.35%, 1/15/14	24,000	20,302

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2008 (Unaudited)

	Principal Amount	Market Value
UTILITIES (Continued)
Progress Energy, Inc. 7.10%, 3/01/11	$54,000	$53,742
		136,017
Total Corporate Bonds (Amortized Cost $2,968,090)		2,731,711
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—77.4%
FEDERAL HOME LOAN MORTGAGE CORP.—4.7%
3.25%, 2/25/11	400,000	406,035
4.875%, 11/18/11	40,000	42,291
4.50%, 1/15/13	675,000	711,186
		1,159,512
FEDERAL NATIONAL MORTGAGE ASSOCIATION—4.9%
7.25%, 1/15/10	899,000	951,686
5.00%, 4/15/15	216,000	233,707
		1,185,393
UNITED STATES TREASURY BONDS/NOTES—67.8%
3.375%, 12/15/08	2,600,000	2,603,658
4.50%, 2/15/09	747,800	754,752
4.75%, 2/28/09	833,200	842,639
4.875%, 8/15/09	2,277,700	2,342,651
4.00%, 9/30/09	2,900,000	2,974,768
4.625%, 11/15/09	200	207
3.50%, 2/15/10	1,452,400	1,502,781
4.75%, 2/15/10	300	315
6.50%, 2/15/10	100	107
4.50%, 5/15/10	1,361,400	1,434,363
3.875%, 7/15/10	2,166,400	2,275,736
4.875%, 4/30/11	1,079,800	1,179,345
4.75%, 5/15/14	576,600	661,063
		16,572,385
Total United States Government & Agencies Obligations (Amortized Cost $18,615,740)		18,917,290
SOVEREIGN BONDS—0.2%
Italy Government International Bond (Italy) 6.00%, 2/22/11 (Amortized Cost $46,488)	44,000	47,159
Total Investments—98.9% (Amortized Cost $25,380,879)		$24,164,300
Cash Equivalents—0.2% (a)		50,082
Other assets less liabilities—0.9%		220,246
Net Assets—100.0%		$24,434,628

ADR - American Depositary Receipt.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

(a) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 2.04% at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments:

Valuation inputs	Investments in Securities
Level 1—Quoted Prices	$2,468,140
Level 2—Other Significant Observable Inputs	21,696,160
Level 3—Significant Unobservable Inputs	—
Total Fair Value	$24,164,300

COUNTRY BREAKDOWN AS OF NOVEMBER 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$22,962,654	94.0%
Supranational	450,138	1.8
United Kingdom	165,452	0.7
Germany	147,375	0.6
Italy	73,043	0.3
Japan	68,887	0.3
Switzerland	67,477	0.3
France	76,640	0.3
Netherlands	42,072	0.2
Spain	26,233	0.1
Australia	22,027	0.1
Netherlands Antilles	17,505	0.1
Bermuda	17,007	0.1
Finland	7,191	0.0
Sweden	6,162	0.0
Luxembourg	3,595	0.0
Norway	3,506	0.0
Panama	3,041	0.0
Greece	2,533	0.0
Denmark	1,343	0.0
Belgium	419	0.0
Total Investments	24,164,300	98.9
Cash Equivalents	50,082	0.2
Other assets less liabilities	220,246	0.9
Net Assets	$24,434,628	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$17,226,981	$31,946,397	$24,589,296
Foreign currency at value	2,829	12,316	14,367
Cash equivalents	148,752	272,744	341,741
Receivables:
Interest	170,402	205,006	61,377
Dividends	11,539	53,489	61,585
Foreign tax reclaim	1,014	4,218	4,883
From investment advisor .	63,705	97,501	81,177
Total Assets	17,625,222	32,591,671	25,154,426
LIABILITIES:
Due to custodian	2,838	4,627	3,854
Payables:
Investment securities purchased	—	—	—
Investment advisory fees	3,041	5,476	4,317
Investment sub-advisory fees	16,726	30,122	23,744
Accrued expenses and other liabilities	25,722	22,770	25,982
Total Liabilities	48,327	62,995	57,897
NET ASSETS	$17,576,895	$32,528,676	$25,096,529
NET ASSETS CONSIST OF:
Paid-in capital	$20,664,446	$44,769,851	$39,298,623
Undistributed net investment income	627,751	961,690	602,829
Accumulated net realized loss on investments and foreign currency transactions	(1,394,311)	(2,963,126)	(3,405,691)
Net unrealized depreciation on investments and foreign currency transactions	(2,320,991)	(10,239,739)	(11,399,232)
Net Assets	$17,576,895	$32,528,676	$25,096,529
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$21.95	$18.06	$15.68
Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	800,800	1,800,800	1,600,800
Investments at cost	$19,548,072	$42,185,344	$35,987,628
Foreign currency at cost	$2,566	$12,450	$14,472

See Notes to Financial Statements.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$23,454,070	$24,164,300
Foreign currency at value	74,156	2,445
Cash equivalents	282,474	50,082
Receivables:
Interest	16,334	252,162
Dividends	68,614	7,583
Foreign tax reclaim	5,708	11
From investment advisor .	86,946	65,516
Total Assets	23,988,302	24,542,099
LIABILITIES:
Due to custodian	5,678	48,953
Payables:
Investment securities purchased	57,657	—
Investment advisory fees	4,151	4,076
Investment sub-advisory fees	22,832	22,423
Accrued expenses and other liabilities	21,446	32,019
Total Liabilities	111,764	107,471
NET ASSETS	$23,876,538	$24,434,628
NET ASSETS CONSIST OF:
Paid-in capital	$39,761,013	$25,313,897
Undistributed net investment income	537,654	516,160
Accumulated net realized loss on investments and foreign currency transactions	(3,632,994)	(178,872)
Net unrealized depreciation on investments and foreign currency transactions	(12,789,135)	(1,216,557)
Net Assets	$23,876,538	$24,434,628
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$14.92	$24.42
Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	1,600,800	1,000,800
Investments at cost	$36,241,133	$25,380,879
Foreign currency at cost	$75,125	$2,433

See Notes to Financial Statements.

TDX Independence Funds, Inc.

STATEMENTS OF OPERATIONS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Six Months Ended November 30, 2008 (Unaudited)	For the Six Months Ended November 30, 2008 (Unaudited)
INVESTMENT INCOME:
Interest	$413,044	$423,458	$141,402
Dividends	68,727	269,740	307,222
Amortization	(68,475)	(24,412)	(7,952)
Foreign withholding taxes	(2,133)	(7,136)	(7,827)
Total investment income	411,163	661,650	432,845
EXPENSES:
Professional fees	62,546	88,835	76,069
Sub-advisory fees	61,273	105,482	86,857
Compliance	14,261	22,023	18,737
Directors	12,047	21,295	17,578
Advisory fees	11,141	19,179	15,792
Listing fees	6,750	6,750	6,750
Printing	3,303	7,327	5,086
Other expenses	9,151	11,130	10,236
Total Expenses	180,472	282,021	237,105
Less fees waived:
Sub-advisory fees	(61,273)	(105,482)	(86,857)
Other fees assumed by the Sub-Advisor	(46,517)	(51,610)	(47,332)
Net Expenses	72,682	124,929	102,916
NET INVESTMENT INCOME	338,481	536,721	329,929
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss from:
Investment transactions	(993,706)	(2,878,804)	(3,261,091)
In-kind redemptions	(342,674)	—	—
Foreign currency transactions	(15,725)	(24,979)	(48,384)
Net realized loss	(1,352,105)	(2,903,783)	(3,309,475)
Net change in unrealized depreciation on:
Investments	(1,920,741)	(8,643,801)	(9,538,218)
Foreign currency transactions	(162)	118	284
Net change in unrealized depreciation	(1,920,903)	(8,643,683)	(9,537,934)
Net realized and unrealized loss	(3,273,008)	(11,547,466)	(12,847,409)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,934,527)	$(11,010,745)	$(12,517,480)

See Notes to Financial Statements.

See Notes to Financial Statements.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Six Months Ended November 30, 2008 (Unaudited)
INVESTMENT INCOME:
Interest	$40,675	$540,639
Dividends	345,614	37,462
Amortization	(964)	(197,744)
Foreign withholding taxes	(7,527)	(1,207)
Total investment income	377,798	379,150
EXPENSES:
Professional fees	79,830	63,554
Sub-advisory fees	85,992	76,920
Compliance	18,615	17,462
Directors	17,486	15,849
Advisory fees	15,635	13,986
Listing fees	6,750	6,750
Printing	6,652	2,993
Other expenses	10,600	9,619
Total Expenses	241,560	207,133
Less fees waived:
Sub-advisory fees	(85,992)	(76,920)
Other fees assumed by the Sub-Advisor	(53,673)	(39,039)
Net Expenses	101,895	91,174
NET INVESTMENT INCOME	275,903	287,976
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss from:
Investment transactions	(3,523,987)	(198,228)
In-kind redemptions	—	35,325
Foreign currency transactions	(37,247)	(2,312)
Net realized loss	(3,561,234)	(165,215)
Net change in unrealized depreciation on:
Investments	(10,442,410)	(1,194,881)
Foreign currency transactions	(1,023)	(131)
Net change in unrealized depreciation	(10,443,433)	(1,195,012)
Net realized and unrealized loss	(14,004,667)	(1,360,227)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,728,764)	$(1,072,251)

TDX Independence Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008
OPERATIONS:
Net investment income	$338,481	$394,541	$536,721	$560,290	$329,929	$352,322
Net realized loss on investments and foreign currency transactions	(1,352,105)	(21,735)	(2,903,783)	(39,644)	(3,309,475)	(86,196)
Net change in depreciation on investments and foreign currency transactions	(1,920,903)	(400,088)	(8,643,683)	(1,596,056)	(9,537,934)	(1,861,298)
Net decrease in net assets resulting from operations	(2,934,527)	(27,282)	(11,010,745)	(1,075,410)	(12,517,480)	(1,595,172)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(107,322)	—	(136,867)	—	(82,356)
Net realized gain on investment and foreign currency transactions	—	(18,420)	—	(18,140)	—	(7,086)
Total distributions to shareholders	—	(125,742)	—	(155,007)	—	(89,442)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	25,106,365	—	44,769,838	4,592,616	34,706,007
Value of shares repurchased	(4,441,919)	—	—	—	—	—
Net increase/(decrease) in net assets resulting from shareholder transactions	(4,441,919)	25,106,365	—	44,769,838	4,592,616	34,706,007
Net increase/(decrease) in net assets	(7,376,446)	24,953,341	(11,010,745)	43,539,421	(7,924,864)	33,021,393
NET ASSETS:
Beginning of period	24,953,341	—	43,539,421	—	33,021,393	—
End of period	$17,576,895	$24,953,341	$32,528,676	$43,539,421	$25,096,529	$33,021,393
Undistributed net investment income at end of period	$627,751	$289,270	$961,690	$424,969	$602,829	$272,900
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,000,800	—	1,800,800	—	1,400,800	—
Shares sold	—	1,000,800	—	1,800,800	200,000	1,400,800
Shares repurchased	(200,000)	—	—	—	—	—
Shares outstanding, end of period	800,800	1,000,800	1,800,800	1,800,800	1,600,800	1,400,800

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

See Notes to Financial Statements.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND		TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008
OPERATIONS:
Net investment income	$275,903	$332,287	$287,976	$316,666
Net realized loss on investments and foreign currency transactions	(3,561,234)	(64,760)	(165,215)	(12,427)
Net change in depreciation on investments and foreign currency transactions	(10,443,433)	(2,345,702)	(1,195,012)	(21,545)
Net decrease in net assets resulting from operations	(13,728,764)	(2,078,175)	(1,072,251)	282,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(72,901)	—	(89,429)
Net realized gain on investment and foreign currency transactions	—	(4,635)	—	(283)
Total distributions to shareholders	—	(77,536)	—	(89,712)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	39,761,013	—	30,382,900
Value of shares repurchased	—	—	(5,069,003)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	—	39,761,013	(5,069,003)	30,382,900
Net increase/(decrease) in net assets	(13,728,764)	37,605,302	(6,141,254)	30,575,882
NET ASSETS:
Beginning of period	37,605,302	—	30,575,882	—
End of period	$23,876,538	$37,605,302	$24,434,628	$30,575,882
Undistributed net investment income at end of period	$537,654	$261,751	$516,160	$228,184
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,600,800	—	1,200,800	—
Shares sold	—	1,600,800	—	1,200,800
Shares repurchased	—	—	(200,000)	—
Shares outstanding, end of period	1,600,800	1,600,800	1,000,800	1,200,800

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period TDX Independence 2010 Exchange-Traded Fund	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$24.93	$25.39
Income from Investment Operations:
Net investment income**	0.36	0.55
Net realized and unrealized loss on investments and foreign currency transactions**	(3.34)	(0.80)
Total from investment operations	(2.98)	(0.25)
Distributions paid to shareholders from:
Net investment income	—	(0.18)
Net realized capital gains	—	(0.03)
Total distributions	—	(0.21)
Net Asset Value, end of period	$21.95	$24.93
Total Return***	(11.95)%	(0.99)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$17,577	$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%	0.65%
Expenses, prior to expense reimbursements+	1.62%	1.55%
Net investment income+	3.04%	3.33%
Portfolio turnover rate++	45%	22%
TDX Independence 2020 Exchange-Traded Fund	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$24.18	$25.52
Income from Investment Operations:
Net investment income**	0.30	0.44
Net realized and unrealized loss on investments and foreign currency transactions**	(6.42)	(1.67)
Total from investment operations	(6.12)	(1.23)
Distributions paid to shareholders from:
Net investment income	—	(0.10)
Net realized capital gains	—	(0.01)
Total distributions	—	(0.11)
Net Asset Value, end of period	$18.06	$24.18
Total Return***	(25.31)%	(4.82)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$32,529	$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%	0.65%
Expenses, prior to expense reimbursements+	1.47%	1.32%
Net investment income+	2.80%	2.69%
Portfolio turnover rate++	56%	20%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period TDX Independence 2030 Exchange-Traded Fund	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$23.57	$25.60
Income from Investment Operations:
Net investment income**	0.21	0.35
Net realized and unrealized loss on investments and foreign currency transactions**	(8.10)	(2.29)
Total from investment operations	(7.89)	(1.94)
Distributions paid to shareholders from:
Net investment income	—	(0.08)
Net realized capital gains	—	(0.01)
Total distributions	—	(0.09)
Net Asset Value, end of period	$15.68	$23.57
Total Return***	(33.47)%	(7.59)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$25,097	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%	0.65%
Expenses, prior to expense reimbursements+	1.50%	1.38%
Net investment income+	2.09%	2.13%
Portfolio turnover rate++	55%	13%
TDX Independence 2040 Exchange-Traded Fund	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$23.49	$25.64
Income from Investment Operations:
Net investment income**	0.17	0.29
Net realized and unrealized loss on investments and foreign currency transactions**	(8.74)	(2.38)
Total from investment operations	(8.57)	(2.09)
Distributions paid to shareholders from:
Net investment income	—	(0.06)
Net realized capital gains	—	(0.00	)(a)
Total distributions	—	(0.06)
Net Asset Value, end of period	$14.92	$23.49
Total Return***	(36.48)%	(8.14)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$23,877	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%	0.65%
Expenses, prior to expense reimbursements+	1.55%	1.36%
Net investment income+	1.76%	1.89%
Portfolio turnover rate++	49%	10%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

  (a)  Amount distributed was $0.004 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period TDX Independence In-Target Exchange-Traded Fund	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$25.46	$25.08
Income from Investment Operations:
Net investment income**	0.26	0.43
Net realized and unrealized gain/(loss) on investments**	(1.30)	0.10
Total from investment operations	(1.04)	0.53
Distributions paid to shareholders from:
Net investment income	—	(0.15)
Net realized capital gains	—	(0.00	)(a)
Total distributions	—	(0.15)
Net Asset Value, end of period	$24.42	$25.46
Total Return***	(4.08)%	2.12%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$24,435	$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%	0.65%
Expenses, prior to expense reimbursements+	1.48%	1.61%
Net investment income+	2.06%	2.62%
Portfolio turnover rate++	64%	21%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

  (a)  Amount distributed was $0.0005 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

TDX Independence Funds, Inc. (the "Company") was organized as a Maryland Corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the "Act").

As of November 30, 2008, the following five (5) series of exchange-traded funds ("ETF") (each a "Fund" and collectively the "Funds" or "TDX Independence Exchange-Traded Funds") were in operation and trading:

TDX Independence 2010 Exchange-Traded Fund	"Independence 2010 ETF"

TDX Independence 2020 Exchange-Traded Fund	"Independence 2020 ETF"

TDX Independence 2030 Exchange-Traded Fund	"Independence 2030 ETF"

TDX Independence 2040 Exchange-Traded Fund	"Independence 2040 ETF"

TDX Independence In-Target Exchange-Traded Fund	"Independence In-Target ETF"

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

Each Fund offers shares, known as TDX Independence Target Date Shares, which are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 200,000 shares, each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the "Underlying Index"). Zacks Investment Research ("Zacks") is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the TDX Independence Exchange-Traded Funds are:

Fund	Index

Independence 2010 ETF	Zacks 2010 Lifecycle Index

Independence 2020 ETF	Zacks 2020 Lifecycle Index

Independence 2030 ETF	Zacks 2030 Lifecycle Index

Independence 2040 ETF	Zacks 2040 Lifecycle Index

Independence In-Target ETF	Zacks In-Target Lifecycle Index

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("US GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. When calculating the NAV of the Funds' shares, stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by a committee (the "Pricing Committee") according to procedures adopted by Mellon Capital Management Corporation ("Mellon Capital"), formerly BNY Investment Advisors. Mellon Capital was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On September 15, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 became effective for the Funds as of June 1, 2008, the beginning of each Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's net assets as of November 30, 2008 is included with each Fund's Schedule of Investments.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Dividends and Distributions to Shareholders It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax-free return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

F.  Expenses/Reimbursements Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and Amerivest Investment Management, LLC ("Amerivest") and a sub-licensing agreement between Amerivest and the Advisor. There is no charge to the Funds in connection with these licensing agreements. Expenses related to the initial organization, registration and offering of the Funds are borne by Amerivest.

G.  Foreign Currency Transactions  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

H.  Taxes On July 13, 2006, FASB released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and there is no impact in the financial statements for the period ended November 30, 2008.

I.  Short Term Investments The Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund's Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a majority of the Board of Directors, who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the Act) of any such party, by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors, or by the Advisor on a 60 days' written notice, and will terminate automatically in the event of its assignment.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisors, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisors, including, but not limited to cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

Amerivest and Mellon Capital act as investment sub-advisors to the Funds (each a "Sub-Advisor" and, together, the "Sub-Advisors"). Amerivest is a wholly owned subsidiary of TD AMERITRADE Holding Corporation. Mellon Capital is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. Pursuant to separate Sub-Advisory Agreements between the Advisor and each Sub-Advisor, the Sub-Advisors will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisors will be responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisors from time to time.

For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.65% (per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

In accordance with the terms of the Sub-Advisory Agreement with Amerivest, the Advisor will pay Amerivest, out of its own resources, a fee at the annual rate of 0.55% of each Fund's average daily net assets for the first $5 billion in assets and

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

0.60% of each Fund's average daily net assets in excess of $5 billion. Out of the Sub-Advisory fee, Amerivest pays all fees and expenses of Mellon Capital, the Transfer Agent, Administrator and Accounting Agent and Custodian. Amerivest has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund's net annual operating expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2009. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Amerivest pays Mellon Capital, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and

•  5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

There is a minimum annual fee of $35,000 per Fund.

Expenses related to the initial organization, registration and offering of the Funds were borne by Amerivest.

The amounts subject to reimbursement to Amerivest at November 30, 2008 were as follows:

	Reimbursements available through:
	5/31/2009	5/31/2010	5/31/2011
Independence 2010 ETF	$213,365	$213,365	$107,791
Independence 2020 ETF	295,560	295,560	157,091
Independence 2030 ETF	254,658	254,658	134,188
Independence 2040 ETF	264,725	264,725	139,666
Independence In-Target ETF	231,204	231,204	115,960

For the period ended November 30, 2008, the advisory and sub-advisory fee waivers and expenses assumed by Amerivest were as follows:

	Amerivest Fee Waiver	Expenses Assumed by Amerivest
Independence 2010 ETF	$61,273	$46,517
Independence 2020 ETF	105,482	51,610
Independence 2030 ETF	86,857	47,332
Independence 2040 ETF	85,992	53,673
Independence In-Target ETF	76,920	39,039

The Bank of New York Mellon ("BNY"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three Directors are not "interested" persons of the Company or the Advisor, as defined under the Act ("Disinterested Directors"). The Company pays each Disinterested Director an annual fee of $30,000, plus a fee of $4,000 for the attendance of each meeting ($1,000 per meeting, if attended telephonically). Each Disinterested Director will also receive $2,000 per Audit Committee meeting attended, although the Audit Committee Chairman will receive $3,000 per Audit Committee meeting attended. The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board. Directors' fees and expenses are allocated among the Funds based on each Fund's relative average net assets.

4. FEDERAL INCOME TAXES

As of November 30, 2008, the cost of investments for federal income tax purposes and the aggregated gross unrealized appreciation/ depreciation on investments and foreign currency were as follows:

Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Currency
Independence 2010 ETF $19,578,507	$(2,351,526)	$370,077	$(2,721,603)	$100
Independence 2020 ETF 42,251,240	(10,304,843)	725,474	(11,030,317)	(792)
Independence 2030 ETF 36,029,802	(11,440,506)	344,759	(11,785,265)	(900)
Independence 2040 ETF 36,308,621	(12,854,551)	230,994	(13,085,545)	(2,072)
Independence In-Target ETF 25,398,511	(1,234,211)	323,561	(1,557,772)	22

At May 31, 2008, the components of accumulated earnings/loss on tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Unrealized Appreciation/ Depreciation on Currency	Total Accumulated Earnings/Loss
Independence 2010 ETF	$289,270	$—	$(430,786)	$419,819	$(850,605)	$263	$(141,252)
Independence 2020 ETF	427,928	3,594	(1,661,042)	1,259,727	(2,920,769)	(910)	(1,230,430)
Independence 2030 ETF	272,900	—	(1,902,288)	1,246,592	(3,148,880)	(1,184)	(1,630,572)
Independence 2040 ETF	261,751	—	(2,412,141)	1,384,489	(3,796,630)	(1,049)	(2,151,439)
Independence In-Target ETF	231,798	361	(39,330)	154,039	(193,369)	153	192,982

At May 31, 2008, the cost of investments for Federal income tax purposes was as follows:

Cost
Independence 2010 ETF	$24,710,671
Independence 2020 ETF	44,464,183
Independence 2030 ETF	34,510,601
Independence 2040 ETF	39,729,684
Independence In-Target ETF	30,220,686

Distributions to Shareholders

The tax character of distributions paid during the period ended May 31, 2008 was as follows:

Distributions paid from Ordinary Income
Independence 2010 ETF	$125,742
Independence 2020 ETF	155,007
Independence 2030 ETF	89,442
Independence 2040 ETF	77,536
Independence In-Target ETF	89,712

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. Capital losses can be carried forward for a period of eight years.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the period ended May 31, 2008, the following funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
Independence 2010 ETF	$11,772	—
Independence 2020 ETF	—	—
Independence 2030 ETF	54,042	—
Independence 2040 ETF	4,272	—
Independence In-Target ETF	—	—

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended May 31, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Independence 2010 ETF	$2,051	$(2,051)	$—
Independence 2020 ETF	1,546	(1,559)	13
Independence 2030 ETF	2,934	(2,934)	—
Independence 2040 ETF	2,365	(2,365)	—
Independence In-Target ETF	947	(947)	—

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended November 30, 2008, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Independence 2010 ETF	$11,553,695	$9,603,059
Independence 2020 ETF	21,890,159	21,186,126
Independence 2030 ETF	17,365,279	17,148,029
Independence 2040 ETF	15,345,284	15,225,092
Independence In-Target ETF	14,648,277	12,418,215

For the period ended November 30, 2008, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Independence 2010 ETF	$—	$4,337,863
Independence 2020 ETF	—	—
Independence 2030 ETF	4,586,007	—
Independence 2040 ETF	—	—
Independence In-Target ETF	—	3,044,707

6. CAPITAL SHARE TRANSACTIONS

As of November 30, 2008, there were 12.5 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

TDX Independence Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and information on how the Funds voted proxies during the period ending June 30, 2008) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.tdxindependencefunds.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.tdxindependencefunds.com.

This material must be accompanied or preceded by a prospectus.

An Investor should consider the fund's investment objective, risks, charges and expenses carefully before investing.

There are risks involved with investing in exchange-traded funds ("ETFs") including possible loss of money. TDX Independence ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies may be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

For this and more complete information about the fund call 800.925.2870 or visit the website www.tdxindependencefunds.com for a prospectus. Please read the prospectus carefully before investing.

TDX Independence ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is not affiliated with TDX Independence Funds, Inc. or any other affiliate.

TDX Independence Funds, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC
420 Lexington Avenue
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISORS

Amerivest Investment Management, LLC
1005 North Ameritrade Place
Bellevue, NE 68005

Mellon Capital Management Corporation
50 Fremont Street
Suite 3900
San Francisco, CA 94105

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP
750 Third Avenue
New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TDX Independence Funds, Inc.

By:	/s/ David M. Kelley

Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley

Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	January 28, 2009

By:	/s/ James McCluskey

Name:	James McCluskey

Title:	Secretary, Treasurer, Chief Financial Officer and Controller

Date:	January 28, 2009